Schedule of Investments (unaudited)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
AAR Corp.(a)	9,522	$ 692,249
AeroVironment, Inc.(a)	6,971	1,269,837
AerSale Corp.(a)(b)	7,539	52,170
Archer Aviation, Inc., Class A(a)(b)	41,652	146,615
Astronics Corp.(a)	7,819	156,615
Axon Enterprise, Inc.(a)	19,249	5,663,826
Boeing Co. (The)(a)	157,792	28,719,722
BWX Technologies, Inc.	25,589	2,430,955
Cadre Holdings, Inc.	6,804	228,342
Curtiss-Wright Corp.	10,195	2,762,641
Ducommun, Inc.(a)	2,654	154,091
General Dynamics Corp.	74,116	21,504,016
General Electric Co.	295,365	46,954,174
HEICO Corp.	12,075	2,700,091
HEICO Corp., Class A	21,889	3,885,735
Hexcel Corp.	23,547	1,470,510
Howmet Aerospace, Inc.	109,958	8,536,040
Huntington Ingalls Industries, Inc.	10,442	2,572,178
Kratos Defense & Security Solutions, Inc.(a)	41,432	829,054
L3Harris Technologies, Inc.	51,595	11,587,205
Leonardo DRS, Inc.(a)	13,315	339,666
Loar Holdings, Inc.(a)	2,811	150,136
Lockheed Martin Corp.	57,955	27,070,780
Mercury Systems, Inc.(a)	13,320	359,507
Moog, Inc., Class A	7,796	1,304,271
National Presto Industries, Inc.	2,271	170,620
Northrop Grumman Corp.	37,893	16,519,453
Park Aerospace Corp.	6,470	88,510
Rocket Lab U.S.A., Inc., Class A(a)(b)	82,234	394,723
RTX Corp.	360,984	36,239,184
Spirit AeroSystems Holdings, Inc., Class A(a)	32,982	1,084,118
Textron, Inc.	51,610	4,431,235
TransDigm Group, Inc.	14,775	18,876,688
Triumph Group, Inc.(a)	16,188	249,457
V2X, Inc.(a)	3,397	162,920
Virgin Galactic Holdings, Inc.(a)(b)	3,381	28,502
Woodward, Inc.	16,505	2,878,142
		252,663,978
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.(a)(b)	16,084	223,085
CH Robinson Worldwide, Inc.	31,234	2,752,340
Expeditors International of Washington, Inc.	38,967	4,862,692
FedEx Corp.	61,446	18,423,969
Forward Air Corp.	7,445	141,753
GXO Logistics, Inc.(a)	31,517	1,591,608
Hub Group, Inc., Class A	17,621	758,584
United Parcel Service, Inc., Class B	197,554	27,035,265
		55,789,296
Automobile Components — 0.1%
Adient PLC(a)	25,236	623,582
American Axle & Manufacturing Holdings, Inc.(a)	30,612	213,978
Aptiv PLC(a)	73,515	5,176,926
BorgWarner, Inc.	63,370	2,043,049
Cooper-Standard Holdings, Inc.(a)	728	9,056
Dana, Inc.	34,628	419,691
Dorman Products, Inc.(a)	7,527	688,570
Fox Factory Holding Corp.(a)(b)	11,399	549,318
Gentex Corp.	63,720	2,148,001
Gentherm, Inc.(a)	8,591	423,708
Goodyear Tire & Rubber Co. (The)(a)	76,427	867,446
Security	Shares	Value
Automobile Components (continued)
Holley, Inc.(a)	20,805	$ 74,482
LCI Industries	7,069	730,793
Lear Corp.	16,188	1,848,831
Luminar Technologies, Inc., Class A(a)(b)	67,181	100,100
Modine Manufacturing Co.(a)	14,487	1,451,453
Patrick Industries, Inc.	5,982	649,346
Phinia, Inc.	12,677	498,967
QuantumScape Corp., Class A(a)(b)	99,487	489,476
Solid Power, Inc., Class A(a)(b)	38,424	63,400
Standard Motor Products, Inc.	5,173	143,447
Stoneridge, Inc.(a)	6,948	110,890
Visteon Corp.(a)	7,098	757,357
XPEL, Inc.(a)	6,739	239,639
		20,321,506
Automobiles — 1.3%
Ford Motor Co.	1,069,440	13,410,778
General Motors Co.	307,810	14,300,852
Harley-Davidson, Inc.	36,192	1,213,880
Lucid Group, Inc.(a)(b)	200,680	523,775
Rivian Automotive, Inc., Class A(a)(b)	223,264	2,996,203
Tesla, Inc.(a)(b)	754,541	149,308,573
Thor Industries, Inc.	13,538	1,265,126
Winnebago Industries, Inc.	7,952	430,998
		183,450,185
Banks — 3.5%
1st Source Corp.	4,099	219,788
ACNB Corp.	3,219	116,753
Amalgamated Financial Corp.	5,153	141,192
Amerant Bancorp, Inc., Class A	7,881	178,899
Ameris Bancorp	16,286	820,000
Arrow Financial Corp.	5,058	131,761
Associated Banc-Corp	40,150	849,173
Atlantic Union Bankshares Corp.	23,799	781,797
Axos Financial, Inc.(a)	15,617	892,512
Banc of California, Inc.	34,385	439,440
BancFirst Corp.	6,067	532,076
Bancorp, Inc. (The)(a)	12,472	470,943
Bank First Corp.	2,986	246,614
Bank of America Corp.	1,842,503	73,276,344
Bank of Hawaii Corp.	10,335	591,265
Bank of Marin Bancorp	4,573	74,037
Bank of NT Butterfield & Son Ltd. (The)	14,259	500,776
Bank OZK	29,959	1,228,319
BankUnited, Inc.	20,095	588,181
Banner Corp.	9,732	483,097
Bar Harbor Bankshares	4,881	131,201
BayCom Corp.	6,317	128,551
BCB Bancorp, Inc.	5,841	62,090
Berkshire Hills Bancorp, Inc.	11,818	269,450
Blue Foundry Bancorp(a)	9,002	81,648
BOK Financial Corp.	6,154	563,953
Bridgewater Bancshares, Inc.(a)	8,298	96,340
Brookline Bancorp, Inc.	17,954	149,916
Burke & Herbert Financial Services Corp.	3,979	202,849
Business First Bancshares, Inc.	6,640	144,486
Byline Bancorp, Inc.	7,470	177,338
Cadence Bank	38,190	1,080,013
Cambridge Bancorp	1,704	117,576
Camden National Corp.	3,778	124,674
Capital City Bank Group, Inc.	4,635	131,819
Capitol Federal Financial, Inc.	39,696	217,931
Carter Bankshares, Inc.(a)	8,437	127,567

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Cathay General Bancorp	17,703	$ 667,757
Central Pacific Financial Corp.	8,258	175,070
Citigroup, Inc.	520,991	33,062,089
Citizens & Northern Corp.	5,895	105,462
Citizens Financial Group, Inc.	126,622	4,562,191
Citizens Financial Services, Inc.	1,372	61,658
City Holding Co.	3,834	407,363
Civista Bancshares, Inc.	6,129	94,938
CNB Financial Corp.	5,151	105,132
Coastal Financial Corp.(a)	2,839	130,992
Codorus Valley Bancorp, Inc.	5,091	122,388
Colony Bankcorp, Inc.	2,368	29,008
Columbia Banking System, Inc.	55,354	1,100,991
Columbia Financial, Inc.(a)(b)	8,739	130,823
Comerica, Inc.	36,631	1,869,646
Commerce Bancshares, Inc.	32,349	1,804,427
Community Financial System, Inc.	14,122	666,700
Community Trust Bancorp, Inc.	3,904	170,449
ConnectOne Bancorp, Inc.	10,591	200,064
CrossFirst Bankshares, Inc.(a)	13,054	183,017
Cullen/Frost Bankers, Inc.	16,444	1,671,204
Customers Bancorp, Inc.(a)	7,397	354,908
CVB Financial Corp.	34,692	598,090
Dime Community Bancshares, Inc.	9,511	194,024
Eagle Bancorp, Inc.	7,887	149,064
East West Bancorp, Inc.	37,874	2,773,513
Eastern Bankshares, Inc.	40,848	571,055
Enterprise Bancorp, Inc.	4,134	102,854
Enterprise Financial Services Corp.	9,500	388,645
Equity Bancshares, Inc., Class A	4,026	141,715
Esquire Financial Holdings, Inc.	2,295	109,242
Farmers & Merchants Bancorp, Inc.	4,421	102,656
Farmers National Banc Corp.	10,990	137,265
FB Financial Corp.	10,566	412,391
Fidelity D&D Bancorp, Inc.	2,366	103,631
Fifth Third Bancorp	183,643	6,701,133
Financial Institutions, Inc.	4,696	90,727
First Bancorp, Inc. (The)	3,845	95,548
First BanCorp/Puerto Rico	44,497	813,850
First Bancorp/Southern Pines NC	8,919	284,695
First Bancshares, Inc. (The)	9,325	242,264
First Bank	9,530	121,412
First Busey Corp.	14,198	343,734
First Business Financial Services, Inc.	3,368	124,582
First Citizens BancShares, Inc., Class A	3,251	5,473,416
First Commonwealth Financial Corp.	23,135	319,494
First Community Bankshares, Inc.	4,479	165,006
First Financial Bancorp	24,566	545,857
First Financial Bankshares, Inc.	35,010	1,033,845
First Financial Corp.	2,840	104,739
First Foundation, Inc.	11,792	77,238
First Hawaiian, Inc.	35,944	746,197
First Horizon Corp.	151,434	2,388,114
First Interstate BancSystem, Inc., Class A	24,052	667,924
First Merchants Corp.	14,549	484,336
First Mid Bancshares, Inc.	7,057	232,034
First of Long Island Corp. (The)	6,707	67,204
Five Star Bancorp	3,979	94,103
Flushing Financial Corp.	7,683	101,031
FNB Corp.	95,425	1,305,414
Fulton Financial Corp.	43,533	739,190
German American Bancorp, Inc.	6,594	233,098
Security	Shares	Value
Banks (continued)
Glacier Bancorp, Inc.	28,903	$ 1,078,660
Great Southern Bancorp, Inc.	2,624	145,921
Guaranty Bancshares, Inc.	3,169	99,950
Hancock Whitney Corp.	23,988	1,147,346
Hanmi Financial Corp.	8,508	142,254
HarborOne Bancorp, Inc.	17,336	192,950
HBT Financial, Inc.	5,212	106,429
Heartland Financial U.S.A., Inc.	12,865	571,849
Heritage Commerce Corp.	16,784	146,021
Heritage Financial Corp.	9,212	166,092
Hilltop Holdings, Inc.	14,025	438,702
Hingham Institution For Savings (The)(b)	480	85,862
Home Bancorp, Inc.	2,943	117,749
Home BancShares, Inc.	53,292	1,276,876
HomeStreet, Inc.	4,962	56,567
HomeTrust Bancshares, Inc.	5,520	165,766
Hope Bancorp, Inc.	29,353	315,251
Horizon Bancorp, Inc.	10,726	132,681
Huntington Bancshares, Inc.	389,808	5,137,669
Independent Bank Corp.	11,527	584,649
Independent Bank Corp.	5,248	141,696
Independent Bank Group, Inc.	9,491	432,030
International Bancshares Corp.	14,882	851,399
John Marshall Bancorp, Inc.	5,989	104,448
JPMorgan Chase & Co.	778,103	157,379,113
Kearny Financial Corp.	15,903	97,803
KeyCorp	257,541	3,659,658
Lakeland Financial Corp.	5,935	365,121
Live Oak Bancshares, Inc.	8,599	301,481
M&T Bank Corp.	45,513	6,888,848
Macatawa Bank Corp.	10,213	149,110
Mercantile Bank Corp.	4,835	196,156
Metrocity Bankshares, Inc.	7,693	203,095
Metropolitan Bank Holding Corp.(a)	2,505	105,435
Mid Penn Bancorp, Inc.	5,687	124,830
Middlefield Banc Corp.	4,279	102,910
Midland States Bancorp, Inc.	6,259	141,766
MidWestOne Financial Group, Inc.	6,171	138,786
MVB Financial Corp.	5,680	105,875
National Bank Holdings Corp., Class A	8,169	318,999
NB Bancorp, Inc.(a)	10,484	158,099
NBT Bancorp, Inc.	11,816	456,098
New York Community Bancorp, Inc., Class A	191,587	616,910
Nicolet Bankshares, Inc.	3,323	275,942
Northeast Bank	2,896	176,251
Northeast Community Bancorp, Inc.	7,203	128,357
Northfield Bancorp, Inc.	12,448	118,007
Northrim BanCorp, Inc.	2,532	145,945
Northwest Bancshares, Inc.	26,773	309,228
NU Holdings Ltd., Class A(a)	863,523	11,130,812
OceanFirst Financial Corp.	15,417	244,976
OFG Bancorp	11,498	430,600
Old National Bancorp	85,045	1,461,924
Old Second Bancorp, Inc.	12,119	179,482
Orange County Bancorp, Inc.	2,562	135,479
Origin Bancorp, Inc.	7,133	226,259
Orrstown Financial Services, Inc.	2,139	58,523
Pacific Premier Bancorp, Inc.	22,786	523,394
Park National Corp.	3,620	515,271
Pathward Financial, Inc.	7,053	398,988
Peapack-Gladstone Financial Corp.	4,923	111,506
Peoples Bancorp, Inc.	9,804	294,120

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Peoples Financial Services Corp.	3,296	$ 150,100
Pinnacle Financial Partners, Inc.	20,583	1,647,463
PNC Financial Services Group, Inc. (The)	108,278	16,835,063
Popular, Inc.	19,490	1,723,501
Preferred Bank	2,434	183,743
Premier Financial Corp.	9,082	185,818
Primis Financial Corp.	9,884	103,584
Prosperity Bancshares, Inc.	23,071	1,410,561
Provident Financial Services, Inc.	36,608	525,325
QCR Holdings, Inc.	5,143	308,580
RBB Bancorp	4,960	93,298
Red River Bancshares, Inc.	2,092	100,395
Regions Financial Corp.	251,329	5,036,633
Renasant Corp.	16,064	490,595
Republic Bancorp, Inc., Class A	3,181	170,533
S&T Bancorp, Inc.	8,869	296,136
Sandy Spring Bancorp, Inc.	11,157	271,785
Seacoast Banking Corp. of Florida	16,955	400,816
ServisFirst Bancshares, Inc.	13,651	862,607
Shore Bancshares, Inc.	6,905	79,062
Sierra Bancorp	7,123	159,413
Simmons First National Corp., Class A	34,010	597,896
SmartFinancial, Inc.	6,528	154,518
South Plains Financial, Inc.	3,605	97,335
Southern First Bancshares, Inc.(a)	2,957	86,463
Southern Missouri Bancorp, Inc.	2,601	117,071
Southside Bancshares, Inc.	9,276	256,110
SouthState Corp.	21,305	1,628,128
Stellar Bancorp, Inc.	13,835	317,652
Stock Yards Bancorp, Inc.	7,709	382,906
Synovus Financial Corp.	38,135	1,532,646
Texas Capital Bancshares, Inc.(a)	13,243	809,677
TFS Financial Corp.	15,446	194,929
Third Coast Bancshares, Inc.(a)	1,148	24,418
Timberland Bancorp, Inc.	3,860	104,567
Tompkins Financial Corp.	3,478	170,074
Towne Bank	17,264	470,789
TriCo Bancshares	7,399	292,778
Triumph Financial, Inc.(a)	5,904	482,652
Truist Financial Corp.	361,936	14,061,214
TrustCo Bank Corp.	5,288	152,136
Trustmark Corp.	16,710	501,968
U.S. Bancorp	424,310	16,845,107
UMB Financial Corp.	11,368	948,319
United Bankshares, Inc.	36,340	1,178,870
United Community Banks, Inc.	25,283	643,705
Univest Financial Corp.	7,305	166,773
Valley National Bancorp	114,308	797,870
Veritex Holdings, Inc.	12,013	253,354
WaFd, Inc.	17,116	489,175
Washington Trust Bancorp, Inc.	3,648	99,992
Webster Financial Corp.	47,407	2,066,471
Wells Fargo & Co.	951,288	56,496,994
WesBanco, Inc.	17,186	479,661
West BanCorp, Inc.	5,820	104,178
Westamerica BanCorp	7,723	374,797
Western Alliance Bancorp	30,443	1,912,429
Wintrust Financial Corp.	17,209	1,696,119
WSFS Financial Corp.	16,322	767,134
Zions Bancorp N.A.	40,209	1,743,864
		505,976,700
Security	Shares	Value
Beverages — 1.2%
Boston Beer Co., Inc. (The), Class A, NVS(a)	2,459	$ 750,118
Brown-Forman Corp., Class A	14,379	634,545
Brown-Forman Corp., Class B, NVS	49,660	2,144,815
Celsius Holdings, Inc.(a)	47,780	2,727,760
Coca-Cola Co. (The)	1,053,912	67,081,499
Coca-Cola Consolidated, Inc.	1,600	1,736,000
Constellation Brands, Inc., Class A	43,641	11,227,956
Duckhorn Portfolio, Inc. (The)(a)(b)	15,907	112,940
Keurig Dr. Pepper, Inc.	287,723	9,609,948
MGP Ingredients, Inc.(b)	3,927	292,169
Molson Coors Beverage Co., Class B	47,132	2,395,720
Monster Beverage Corp.(a)	202,989	10,139,301
National Beverage Corp.	6,829	349,918
PepsiCo, Inc.	373,239	61,558,308
Primo Water Corp.	45,537	995,439
Vita Coco Co., Inc. (The)(a)	12,038	335,258
		172,091,694
Biotechnology — 2.3%
2seventy bio, Inc.(a)	19,610	75,499
4D Molecular Therapeutics, Inc.(a)	12,659	265,712
89bio, Inc.(a)(b)	16,507	132,221
AbbVie, Inc.	481,028	82,505,923
ACADIA Pharmaceuticals, Inc.(a)	35,098	570,343
ACELYRIN, Inc.(a)(b)	11,019	48,594
Adicet Bio, Inc.(a)	782	946
ADMA Biologics, Inc.(a)	53,983	603,530
Aerovate Therapeutics, Inc.(a)(b)	4,697	7,797
Agenus, Inc.(a)(b)	3,129	52,411
Agios Pharmaceuticals, Inc.(a)(b)	16,518	712,256
Akero Therapeutics, Inc.(a)	20,570	482,572
Aldeyra Therapeutics, Inc.(a)(b)	14,894	49,299
Alector, Inc.(a)	16,418	74,538
Alkermes PLC(a)	43,151	1,039,939
Allogene Therapeutics, Inc.(a)(b)	25,253	58,839
Alnylam Pharmaceuticals, Inc.(a)	34,551	8,395,893
Altimmune, Inc.(a)(b)	23,262	154,692
ALX Oncology Holdings, Inc.(a)	9,304	56,103
Amgen, Inc.	145,567	45,482,409
Amicus Therapeutics, Inc.(a)	81,596	809,432
AnaptysBio, Inc.(a)	7,378	184,893
Anavex Life Sciences Corp.(a)(b)	19,576	82,611
Anika Therapeutics, Inc.(a)	6,103	154,589
Annexon, Inc.(a)	23,605	115,665
Apellis Pharmaceuticals, Inc.(a)	26,860	1,030,350
Apogee Therapeutics, Inc.(a)(b)	11,179	439,894
Applied Therapeutics, Inc.(a)	31,981	149,351
Arbutus Biopharma Corp.(a)(b)	49,200	152,028
Arcellx, Inc.(a)(b)	11,035	609,022
Arcturus Therapeutics Holdings, Inc.(a)(b)	8,918	217,153
Arcus Biosciences, Inc.(a)	12,259	186,705
Arcutis Biotherapeutics, Inc.(a)(b)	25,084	233,281
Ardelyx, Inc.(a)(b)	56,878	421,466
Arrowhead Pharmaceuticals, Inc.(a)	31,256	812,343
ARS Pharmaceuticals, Inc.(a)	17,653	150,227
Astria Therapeutics, Inc.(a)(b)	11,479	104,459
Aura Biosciences, Inc.(a)	8,840	66,830
Aurinia Pharmaceuticals, Inc.(a)(b)	38,276	218,556
Avid Bioservices, Inc.(a)(b)	16,986	121,280
Avidity Biosciences, Inc.(a)	27,216	1,111,774
Avita Medical, Inc.(a)(b)	7,251	57,428
Beam Therapeutics, Inc.(a)	21,556	505,057
BioCryst Pharmaceuticals, Inc.(a)	46,811	289,292

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Biogen, Inc.(a)	39,123	$ 9,069,494
Biohaven Ltd.(a)(b)	19,641	681,739
BioMarin Pharmaceutical, Inc.(a)	50,635	4,168,780
Biomea Fusion, Inc.(a)(b)	5,310	23,895
Bioxcel Therapeutics, Inc.(a)	335	429
Bluebird Bio, Inc.(a)(b)	17,571	17,293
Blueprint Medicines Corp.(a)	17,166	1,850,151
Bridgebio Pharma, Inc.(a)(b)	38,885	984,957
Cabaletta Bio, Inc.(a)(b)	9,552	71,449
CareDx, Inc.(a)	13,079	203,117
Cargo Therapeutics, Inc.(a)(b)	5,806	95,335
Caribou Biosciences, Inc.(a)	18,201	29,850
Carisma Therapeutics, Inc.(a)	3,139	4,771
Catalyst Pharmaceuticals, Inc.(a)	32,975	510,783
Celcuity, Inc.(a)	8,026	131,466
Celldex Therapeutics, Inc.(a)(b)	16,792	621,472
Century Therapeutics, Inc.(a)	10,372	26,449
Cerevel Therapeutics Holdings, Inc.(a)	18,908	773,148
CG oncology, Inc.(a)	6,288	198,512
Cogent Biosciences, Inc.(a)(b)	25,115	211,719
Coherus Biosciences, Inc.(a)(b)	16,832	29,119
Compass Therapeutics, Inc.(a)	33,835	33,835
Corbus Pharmaceuticals Holdings, Inc.(a)	3,280	148,420
Crinetics Pharmaceuticals, Inc.(a)	20,952	938,440
Cullinan Therapeutics, Inc.(a)	8,259	144,037
Cytokinetics, Inc.(a)	30,079	1,629,680
Day One Biopharmaceuticals, Inc.(a)	18,510	255,068
Denali Therapeutics, Inc.(a)	32,817	762,011
Design Therapeutics, Inc.(a)	9,044	30,297
Dianthus Therapeutics, Inc.(a)	6,436	166,564
Disc Medicine, Inc.(a)(b)	5,435	244,955
Dynavax Technologies Corp.(a)(b)	37,915	425,785
Dyne Therapeutics, Inc.(a)	21,728	766,781
Editas Medicine, Inc.(a)	18,999	88,725
Enanta Pharmaceuticals, Inc.(a)	4,904	63,605
Entrada Therapeutics, Inc.(a)	7,586	108,101
Erasca, Inc.(a)	17,564	41,451
Exact Sciences Corp.(a)(b)	49,071	2,073,250
Exelixis, Inc.(a)	77,660	1,745,020
Fate Therapeutics, Inc.(a)	20,595	67,552
Genelux Corp.(a)	707	1,379
Generation Bio Co.(a)	21,326	60,139
Geron Corp.(a)(b)	167,798	711,464
Gilead Sciences, Inc.	339,894	23,320,127
GRAIL, Inc.(a)(b)	7,168	110,172
Halozyme Therapeutics, Inc.(a)	33,591	1,758,825
Heron Therapeutics, Inc.(a)(b)	28,781	100,734
HilleVax, Inc.(a)(b)	5,909	85,444
Humacyte, Inc.(a)	24,843	119,246
Ideaya Biosciences, Inc.(a)(b)	18,296	642,373
IGM Biosciences, Inc.(a)(b)	5,462	37,524
ImmunityBio, Inc.(a)(b)	48,477	306,375
Immunome, Inc.(a)	13,841	167,476
Immunovant, Inc.(a)	16,402	433,013
Incyte Corp.(a)	50,103	3,037,244
Inhibrx Biosciences, Inc.(a)	1,941	27,504
Inozyme Pharma, Inc.(a)	24,094	107,459
Insmed, Inc.(a)(b)	42,308	2,834,636
Intellia Therapeutics, Inc.(a)(b)	23,637	528,996
Ionis Pharmaceuticals, Inc.(a)	38,972	1,857,406
Iovance Biotherapeutics, Inc.(a)	64,487	517,186
Ironwood Pharmaceuticals, Inc., Class A(a)	40,983	267,209
Security	Shares	Value
Biotechnology (continued)
iTeos Therapeutics, Inc.(a)	6,704	$ 99,487
Janux Therapeutics, Inc.(a)	5,918	247,905
KalVista Pharmaceuticals, Inc.(a)(b)	6,589	77,618
Karyopharm Therapeutics, Inc.(a)	2,151	1,866
Keros Therapeutics, Inc.(a)(b)	7,071	323,145
Kiniksa Pharmaceuticals International PLC(a)	11,707	218,570
Kodiak Sciences, Inc.(a)(b)	14,344	33,708
Krystal Biotech, Inc.(a)(b)	6,735	1,236,815
Kura Oncology, Inc.(a)	16,935	348,692
Kymera Therapeutics, Inc.(a)	9,932	296,470
Lexicon Pharmaceuticals, Inc.(a)	35,513	59,662
Lyell Immunopharma, Inc.(a)(b)	41,551	60,249
MacroGenics, Inc.(a)	16,588	70,499
Madrigal Pharmaceuticals, Inc.(a)(b)	4,724	1,323,476
MannKind Corp.(a)	60,970	318,263
MeiraGTx Holdings PLC(a)	17,416	73,321
Mersana Therapeutics, Inc.(a)	22,612	45,450
MiMedx Group, Inc.(a)	33,939	235,197
Mineralys Therapeutics, Inc.(a)(b)	6,318	73,921
Mirum Pharmaceuticals, Inc.(a)	10,562	361,115
Moderna, Inc.(a)(b)	87,698	10,414,138
Monte Rosa Therapeutics, Inc.(a)(b)	14,404	53,871
Morphic Holding, Inc.(a)(b)	12,062	410,952
Myriad Genetics, Inc.(a)	23,101	565,050
Natera, Inc.(a)	30,182	3,268,409
Neurocrine Biosciences, Inc.(a)	26,693	3,674,825
Neurogene, Inc.(a)	4,362	158,733
Nkarta, Inc.(a)	8,863	52,380
Novavax, Inc.(a)(b)	41,585	526,466
Nurix Therapeutics, Inc.(a)	17,728	369,983
Nuvalent, Inc., Class A(a)	7,737	586,929
Ocugen, Inc.(a)	111,433	172,721
Olema Pharmaceuticals, Inc.(a)(b)	11,967	129,483
Organogenesis Holdings, Inc., Class A(a)(b)	31,506	88,217
ORIC Pharmaceuticals, Inc.(a)(b)	17,480	123,584
Outlook Therapeutics, Inc.(a)(b)	3,272	24,147
PepGen, Inc.(a)	7,519	120,003
Perspective Therapeutics, Inc.(a)	14,999	149,540
Praxis Precision Medicines, Inc.(a)	4,643	192,034
Precigen, Inc.(a)(b)	61,431	97,061
Prime Medicine, Inc.(a)(b)	10,551	54,232
ProKidney Corp., Class A(a)(b)	16,478	40,536
Protagonist Therapeutics, Inc.(a)	16,068	556,756
Prothena Corp. PLC(a)	10,932	225,636
PTC Therapeutics, Inc.(a)	20,140	615,881
RAPT Therapeutics, Inc.(a)	5,542	16,903
Recursion Pharmaceuticals, Inc., Class A(a)(b)	55,660	417,450
Regeneron Pharmaceuticals, Inc.(a)	28,368	29,815,619
REGENXBIO, Inc.(a)	9,414	110,144
Relay Therapeutics, Inc.(a)	20,295	132,323
Replimune Group, Inc.(a)(b)	10,456	94,104
REVOLUTION Medicines, Inc.(a)(b)	39,964	1,551,003
Rhythm Pharmaceuticals, Inc.(a)(b)	13,720	563,343
Rigel Pharmaceuticals, Inc.(a)	6,476	53,233
Rocket Pharmaceuticals, Inc.(a)(b)	18,971	408,446
Roivant Sciences Ltd.(a)	94,111	994,753
Sage Therapeutics, Inc.(a)	13,754	149,368
Sana Biotechnology, Inc.(a)(b)	22,941	125,258
Sarepta Therapeutics, Inc.(a)(b)	24,094	3,806,852
Savara, Inc.(a)(b)	42,606	171,702
Scholar Rock Holding Corp.(a)	12,632	105,225
Soleno Therapeutics, Inc.(a)	5,922	241,618

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
SpringWorks Therapeutics, Inc.(a)	19,166	$ 721,983
Spyre Therapeutics, Inc.(a)	9,322	219,160
Stoke Therapeutics, Inc.(a)(b)	7,894	106,648
Summit Therapeutics, Inc.(a)(b)	40,920	319,176
Sutro Biopharma, Inc.(a)	22,837	66,912
Syndax Pharmaceuticals, Inc.(a)	19,947	409,512
Tango Therapeutics, Inc.(a)(b)	13,135	112,698
Taysha Gene Therapies, Inc.(a)	69,919	156,619
Tenaya Therapeutics, Inc.(a)	16,031	49,696
TG Therapeutics, Inc.(a)(b)	36,268	645,208
Tourmaline Bio, Inc.	10,152	130,555
Travere Therapeutics, Inc.(a)(b)	17,135	140,850
Twist Bioscience Corp.(a)(b)	15,334	755,660
Tyra Biosciences, Inc.(a)	6,599	105,518
Ultragenyx Pharmaceutical, Inc.(a)	22,235	913,859
United Therapeutics Corp.(a)	12,103	3,855,411
UroGen Pharma Ltd.(a)(b)	9,591	160,937
Vanda Pharmaceuticals, Inc.(a)	15,095	85,287
Vaxcyte, Inc.(a)(b)	30,135	2,275,494
Vera Therapeutics, Inc., Class A(a)	10,841	392,227
Veracyte, Inc.(a)(b)	17,681	383,147
Vericel Corp.(a)	11,794	541,109
Vertex Pharmaceuticals, Inc.(a)	70,196	32,902,269
Verve Therapeutics, Inc.(a)(b)	12,649	61,727
Viking Therapeutics, Inc.(a)(b)	27,801	1,473,731
Vir Biotechnology, Inc.(a)	20,416	181,702
Viridian Therapeutics, Inc.(a)(b)	10,575	137,581
Voyager Therapeutics, Inc.(a)	9,103	72,005
X4 Pharmaceuticals, Inc.(a)(b)	56,107	32,542
Xencor, Inc.(a)	15,170	287,168
Y-mAbs Therapeutics, Inc.(a)	9,267	111,945
Zentalis Pharmaceuticals, Inc.(a)	14,256	58,307
Zymeworks, Inc.(a)(b)	14,241	121,191
		330,384,812
Broadline Retail — 3.6%
Amazon.com, Inc.(a)	2,522,072	487,390,414
Coupang, Inc., Class A(a)	314,282	6,584,208
Dillard’s, Inc., Class A(b)	1,064	468,575
eBay, Inc.	137,341	7,377,959
Etsy, Inc.(a)(b)	33,847	1,996,296
Kohl’s Corp.	29,781	684,665
Macy’s, Inc.	74,945	1,438,944
Nordstrom, Inc.	29,512	626,245
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	17,267	1,695,101
Savers Value Village, Inc.(a)(b)	6,967	85,276
		508,347,683
Building Products — 0.7%
A. O. Smith Corp.	32,324	2,643,457
AAON, Inc.	17,830	1,555,489
Advanced Drainage Systems, Inc.	18,461	2,960,960
Allegion PLC	23,448	2,770,381
American Woodmark Corp.(a)	4,836	380,110
Apogee Enterprises, Inc.	7,085	445,186
Armstrong World Industries, Inc.	12,311	1,394,098
AZEK Co., Inc. (The), Class A(a)	40,241	1,695,353
AZZ, Inc.	6,836	528,081
Builders FirstSource, Inc.(a)	32,784	4,537,633
Carlisle Cos., Inc.	12,911	5,231,666
Carrier Global Corp.	227,650	14,360,162
CSW Industrials, Inc.	4,406	1,168,956
Fortune Brands Innovations, Inc.	34,910	2,267,055
Gibraltar Industries, Inc.(a)	8,264	566,497
Security	Shares	Value
Building Products (continued)
Griffon Corp.	11,279	$ 720,277
Hayward Holdings, Inc.(a)	38,424	472,615
Insteel Industries, Inc.	4,361	135,017
Janus International Group, Inc.(a)(b)	38,202	482,491
JELD-WEN Holding, Inc.(a)(b)	22,116	297,903
Johnson Controls International PLC	186,064	12,367,674
Lennox International, Inc.	8,576	4,587,988
Masco Corp.	59,710	3,980,866
Masterbrand, Inc.(a)	34,720	509,690
Owens Corning	24,185	4,201,418
Quanex Building Products Corp.	9,203	254,463
Resideo Technologies, Inc.(a)	38,455	752,180
Simpson Manufacturing Co., Inc.	11,799	1,988,485
Tecnoglass, Inc.	6,049	303,539
Trane Technologies PLC	61,883	20,355,175
Trex Co., Inc.(a)	28,956	2,146,219
UFP Industries, Inc.	16,589	1,857,968
Zurn Elkay Water Solutions Corp.	39,543	1,162,564
		99,081,616
Capital Markets — 2.9%
Affiliated Managers Group, Inc.	9,335	1,458,407
Ameriprise Financial, Inc.	27,337	11,678,093
Ares Management Corp., Class A	48,386	6,448,886
Artisan Partners Asset Management, Inc., Class A	14,871	613,726
AssetMark Financial Holdings, Inc.(a)	7,147	246,929
B Riley Financial, Inc.(b)	5,860	103,370
Bank of New York Mellon Corp. (The)	203,234	12,171,684
BGC Group, Inc., Class A	87,698	727,893
BlackRock, Inc.(c)	40,078	31,554,211
Blackstone, Inc., Class A, NVS	194,302	24,054,588
Blue Owl Capital, Inc., Class A	136,122	2,416,166
Brightsphere Investment Group, Inc.	8,663	192,059
Carlyle Group, Inc. (The)	58,157	2,335,004
Cboe Global Markets, Inc.	28,206	4,796,712
Charles Schwab Corp. (The)	403,798	29,755,875
CME Group, Inc., Class A	97,997	19,266,210
Cohen & Steers, Inc.	8,083	586,502
Coinbase Global, Inc., Class A(a)	53,561	11,902,861
Diamond Hill Investment Group, Inc., Class A	700	98,525
Donnelley Financial Solutions, Inc.(a)	6,550	390,511
Evercore, Inc., Class A	9,653	2,011,975
FactSet Research Systems, Inc.	10,461	4,270,912
Forge Global Holdings, Inc.(a)	47,319	69,086
Franklin Resources, Inc.	81,666	1,825,235
GCM Grosvenor, Inc., Class A	13,225	129,076
Goldman Sachs Group, Inc. (The)	85,611	38,723,568
Hamilton Lane, Inc., Class A	9,472	1,170,550
Houlihan Lokey, Inc., Class A	14,050	1,894,783
Interactive Brokers Group, Inc., Class A	28,419	3,484,169
Intercontinental Exchange, Inc.	154,295	21,121,443
Invesco Ltd.	101,706	1,521,522
Janus Henderson Group PLC	39,153	1,319,848
Jefferies Financial Group, Inc.	48,210	2,398,930
KKR & Co., Inc., Class A	182,808	19,238,714
Lazard, Inc.	29,479	1,125,508
LPL Financial Holdings, Inc.	20,511	5,728,722
MarketAxess Holdings, Inc.	10,152	2,035,781
Moelis & Co., Class A	16,331	928,581
Moody’s Corp.	43,144	18,160,604
Morgan Stanley	315,140	30,628,457
Morningstar, Inc.	6,885	2,036,927

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
MSCI, Inc., Class A	20,963	$ 10,098,925
Nasdaq, Inc.	100,205	6,038,353
Northern Trust Corp.	54,535	4,579,849
Open Lending Corp.(a)	27,320	152,446
P10, Inc., Class A	9,962	84,478
Patria Investments Ltd., Class A	14,531	175,244
Perella Weinberg Partners, Class A	8,448	137,280
Piper Sandler Cos.	5,034	1,158,676
PJT Partners, Inc., Class A	6,387	689,221
Raymond James Financial, Inc.	51,245	6,334,394
Robinhood Markets, Inc., Class A(a)	180,197	4,092,274
S&P Global, Inc.	84,958	37,891,268
SEI Investments Co.	27,319	1,767,266
State Street Corp.	82,025	6,069,850
StepStone Group, Inc., Class A	15,330	703,494
Stifel Financial Corp.	26,363	2,218,446
StoneX Group, Inc.(a)	8,071	607,827
T Rowe Price Group, Inc.	60,229	6,945,006
TPG, Inc., Class A	20,348	843,425
Tradeweb Markets, Inc., Class A	30,905	3,275,930
Victory Capital Holdings, Inc., Class A	11,076	528,657
Virtu Financial, Inc., Class A	22,087	495,853
Virtus Investment Partners, Inc.	1,779	401,787
WisdomTree, Inc.	40,706	403,396
XP, Inc., Class A	110,694	1,947,107
		418,263,055
Chemicals — 1.4%
AdvanSix, Inc.	8,003	183,429
Air Products & Chemicals, Inc.	60,159	15,524,030
Albemarle Corp.	31,427	3,001,907
American Vanguard Corp.	8,962	77,073
Arcadium Lithium PLC(a)(b)	272,314	914,975
Ashland, Inc.	13,915	1,314,828
Aspen Aerogels, Inc.(a)	16,000	381,600
Avient Corp.	23,385	1,020,755
Axalta Coating Systems Ltd.(a)	61,666	2,107,127
Balchem Corp.	8,285	1,275,476
Cabot Corp.	14,344	1,318,070
Celanese Corp., Class A	30,221	4,076,511
CF Industries Holdings, Inc.	50,794	3,764,851
Chemours Co. (The)	38,864	877,160
Core Molding Technologies, Inc.(a)(b)	4,190	66,789
Corteva, Inc.	192,458	10,381,184
Dow, Inc.	191,672	10,168,200
DuPont de Nemours, Inc.	113,486	9,134,488
Eastman Chemical Co.	32,306	3,165,019
Ecolab, Inc.	67,960	16,174,480
Ecovyst, Inc.(a)(b)	26,050	233,668
Element Solutions, Inc.	59,857	1,623,322
FMC Corp.	33,538	1,930,112
Hawkins, Inc.	4,551	414,141
HB Fuller Co.	15,321	1,179,104
Huntsman Corp.	45,802	1,042,912
Ingevity Corp.(a)	9,885	432,073
Innospec, Inc.	6,612	817,177
International Flavors & Fragrances, Inc.	69,465	6,613,763
Intrepid Potash, Inc.(a)	2,936	68,790
Koppers Holdings, Inc.	5,290	195,677
Linde PLC	130,437	57,237,060
LSB Industries, Inc.(a)	19,785	161,841
LyondellBasell Industries NV, Class A	70,547	6,748,526
Mativ Holdings, Inc.	14,147	239,933
Security	Shares	Value
Chemicals (continued)
Minerals Technologies, Inc.	8,212	$ 682,910
Mosaic Co. (The)	89,137	2,576,059
NewMarket Corp.	1,798	926,995
Olin Corp.	33,963	1,601,355
Origin Materials, Inc., Class A(a)	3,257	2,936
Orion SA	16,246	356,437
Perimeter Solutions SA(a)	39,104	306,184
PPG Industries, Inc.	63,540	7,999,051
PureCycle Technologies, Inc.(a)(b)	28,167	166,749
Quaker Chemical Corp.	3,606	611,938
Rayonier Advanced Materials, Inc.(a)	16,484	89,673
RPM International, Inc.	35,204	3,790,767
Scotts Miracle-Gro Co. (The)	10,900	709,154
Sensient Technologies Corp.	11,603	860,827
Sherwin-Williams Co. (The)	63,659	18,997,755
Stepan Co.	6,205	520,972
Trinseo PLC	892	2,061
Tronox Holdings PLC	34,553	542,137
Westlake Corp.(b)	9,189	1,330,751
		205,940,762
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	17,808	900,551
ACCO Brands Corp.	28,230	132,681
ACV Auctions, Inc., Class A(a)	42,014	766,755
Aris Water Solutions, Inc., Class A	6,595	103,344
BrightView Holdings, Inc.(a)	14,146	188,142
Brink’s Co. (The)	11,845	1,212,928
Casella Waste Systems, Inc., Class A(a)(b)	14,820	1,470,440
CECO Environmental Corp.(a)	8,576	247,418
Cimpress PLC(a)(b)	4,524	396,348
Cintas Corp.	23,650	16,561,149
Clean Harbors, Inc.(a)	13,704	3,099,160
Copart, Inc.(a)(b)	234,695	12,711,081
CoreCivic, Inc.(a)	31,056	403,107
Deluxe Corp.	11,066	248,542
Driven Brands Holdings, Inc.(a)(b)	17,248	219,567
Ennis, Inc.	6,614	144,780
Enviri Corp.(a)	22,848	197,178
GEO Group, Inc. (The)(a)	33,660	483,358
Healthcare Services Group, Inc.(a)	20,547	217,387
HNI Corp.	13,115	590,437
Interface, Inc., Class A	14,661	215,223
Li-Cycle Holdings Corp.(a)(b)	460	3,004
Liquidity Services, Inc.(a)	6,852	136,903
Matthews International Corp., Class A	8,050	201,653
MillerKnoll, Inc.	21,369	566,065
Montrose Environmental Group, Inc.(a)	9,124	406,565
MSA Safety, Inc.	9,792	1,837,860
OPENLANE, Inc.(a)	28,952	480,314
RB Global, Inc.	48,935	3,736,677
Republic Services, Inc.	55,700	10,824,738
Rollins, Inc.	75,818	3,699,160
Steelcase, Inc., Class A	25,646	332,372
Stericycle, Inc.(a)	24,423	1,419,709
Tetra Tech, Inc.	14,462	2,957,190
UniFirst Corp.	4,186	718,025
Veralto Corp.	67,016	6,398,018
Vestis Corp.	31,370	383,655
Viad Corp.(a)	5,122	174,148
VSE Corp.	3,012	265,899
Waste Management, Inc.	108,845	23,220,992
		98,272,523

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.	18,798	$ 98,877
Arista Networks, Inc.(a)	69,919	24,505,211
Aviat Networks, Inc.(a)	3,596	103,169
Calix, Inc.(a)	14,758	522,876
Cambium Networks Corp.(a)	421	1,175
Ciena Corp.(a)	40,656	1,958,806
Cisco Systems, Inc.	1,100,764	52,297,298
Clearfield, Inc.(a)(b)	3,463	133,533
CommScope Holding Co., Inc.(a)	52,760	64,895
Digi International, Inc.(a)(b)	8,802	201,830
Extreme Networks, Inc.(a)	35,696	480,111
F5, Inc.(a)(b)	15,977	2,751,719
Harmonic, Inc.(a)	32,618	383,914
Infinera Corp.(a)(b)	53,863	328,026
Juniper Networks, Inc.	85,389	3,113,283
Lumentum Holdings, Inc.(a)	19,321	983,825
Motorola Solutions, Inc.	44,924	17,342,910
NETGEAR, Inc.(a)	8,898	136,139
NetScout Systems, Inc.(a)	16,820	307,638
Ribbon Communications, Inc.(a)	23,819	78,365
Ubiquiti, Inc.	1,073	156,293
Viasat, Inc.(a)(b)	31,640	401,828
Viavi Solutions, Inc.(a)	64,898	445,849
		106,797,570
Construction & Engineering — 0.3%
AECOM	36,218	3,192,254
Ameresco, Inc., Class A(a)(b)	8,122	233,995
API Group Corp.(a)	61,703	2,321,884
Arcosa, Inc.	12,997	1,084,080
Argan, Inc.	3,901	285,397
Bowman Consulting Group Ltd.(a)(b)	3,391	107,800
Comfort Systems U.S.A., Inc.	9,666	2,939,624
Construction Partners, Inc., Class A(a)	11,907	657,385
Dycom Industries, Inc.(a)	7,281	1,228,742
EMCOR Group, Inc.	12,723	4,644,913
Fluor Corp.(a)	45,979	2,002,385
Granite Construction, Inc.	11,230	695,923
Great Lakes Dredge & Dock Corp.(a)	14,948	131,243
IES Holdings, Inc.(a)	2,729	380,232
Limbach Holdings, Inc.(a)(b)	3,696	210,413
MasTec, Inc.(a)	17,027	1,821,719
MDU Resources Group, Inc.	52,978	1,329,748
MYR Group, Inc.(a)	4,134	561,025
Northwest Pipe Co.(a)	4,060	137,918
Primoris Services Corp.	15,859	791,205
Quanta Services, Inc.(b)	39,040	9,919,674
Sterling Infrastructure, Inc.(a)(b)	8,381	991,808
Tutor Perini Corp.(a)	13,475	293,485
Valmont Industries, Inc.	5,597	1,536,097
WillScot Mobile Mini Holdings Corp.(a)	50,048	1,883,807
		39,382,756
Construction Materials — 0.3%
CRH PLC	186,465	13,981,146
Eagle Materials, Inc.	9,155	1,990,846
Knife River Corp.(a)	15,531	1,089,344
Martin Marietta Materials, Inc.	16,880	9,145,584
Summit Materials, Inc., Class A(a)	32,965	1,206,849
United States Lime & Minerals, Inc.	697	253,834
Vulcan Materials Co.	35,937	8,936,813
		36,604,416
Security	Shares	Value
Consumer Finance — 0.5%
Ally Financial, Inc.	72,856	$ 2,890,198
American Express Co.	154,127	35,688,107
Bread Financial Holdings, Inc.	12,814	570,992
Capital One Financial Corp.	103,120	14,276,964
Credit Acceptance Corp.(a)(b)	1,853	953,702
Discover Financial Services	68,226	8,924,643
Encore Capital Group, Inc.(a)	6,614	276,002
Enova International, Inc.(a)	7,358	458,035
FirstCash Holdings, Inc.	9,910	1,039,361
Green Dot Corp., Class A(a)	14,236	134,530
LendingClub Corp.(a)	26,129	221,051
LendingTree, Inc.(a)	3,928	163,366
Moneylion, Inc.(a)	2,288	168,260
Navient Corp.	25,741	374,789
Nelnet, Inc., Class A	3,296	332,435
NerdWallet, Inc., Class A(a)	5,991	87,469
OneMain Holdings, Inc.	29,970	1,453,245
PRA Group, Inc.(a)	9,718	191,056
PROG Holdings, Inc.	10,827	375,480
Regional Management Corp.	3,441	98,894
SLM Corp.	58,943	1,225,425
SoFi Technologies, Inc.(a)(b)	265,539	1,755,213
Synchrony Financial	109,544	5,169,381
Upstart Holdings, Inc.(a)(b)	20,498	483,548
World Acceptance Corp.(a)	999	123,456
		77,435,602
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	112,203	2,216,009
Andersons, Inc. (The)	9,990	495,504
BJ’s Wholesale Club Holdings, Inc.(a)	35,606	3,127,631
Casey’s General Stores, Inc.	10,144	3,870,545
Chefs’ Warehouse, Inc. (The)(a)(b)	7,698	301,069
Costco Wholesale Corp.	120,359	102,303,946
Dollar General Corp.	60,005	7,934,461
Dollar Tree, Inc.(a)	55,777	5,955,310
Grocery Outlet Holding Corp.(a)(b)	26,613	588,679
Ingles Markets, Inc., Class A	4,302	295,160
Kroger Co. (The)	178,090	8,892,034
Maplebear, Inc.(a)	46,686	1,500,488
Performance Food Group Co.(a)	42,417	2,804,188
PriceSmart, Inc.	7,474	606,889
SpartanNash Co.	9,155	171,748
Sprouts Farmers Market, Inc.(a)	28,167	2,356,451
Sysco Corp.	135,861	9,699,117
Target Corp.	125,817	18,625,949
U.S. Foods Holding Corp.(a)	61,103	3,237,237
United Natural Foods, Inc.(a)	14,337	187,815
Walgreens Boots Alliance, Inc.	194,408	2,351,365
Walmart, Inc.	1,178,300	79,782,693
Weis Markets, Inc.	4,811	301,986
		257,606,274
Containers & Packaging — 0.3%
Amcor PLC	394,607	3,859,257
AptarGroup, Inc.	17,638	2,483,607
Ardagh Group SA, Class A(a)	4,919	31,432
Ardagh Metal Packaging SA	41,863	142,334
Avery Dennison Corp.	21,986	4,807,239
Ball Corp.	83,968	5,039,759
Berry Global Group, Inc.	31,123	1,831,589
Crown Holdings, Inc.	31,721	2,359,725
Graphic Packaging Holding Co.	84,182	2,206,410
Greif, Inc., Class A, NVS	6,422	369,072

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging (continued)
Greif, Inc., Class B	2,025	$ 126,542
International Paper Co.	93,309	4,026,283
Myers Industries, Inc.	9,867	132,020
O-I Glass, Inc.(a)	44,321	493,293
Packaging Corp. of America	24,350	4,445,336
Pactiv Evergreen, Inc.	10,755	121,747
Ranpak Holdings Corp.(a)	18,225	117,187
Sealed Air Corp.	38,026	1,322,925
Silgan Holdings, Inc.	22,390	947,769
Sonoco Products Co.	26,482	1,343,167
TriMas Corp.	10,016	256,009
Westrock Co.	68,577	3,446,680
		39,909,382
Distributors — 0.1%
A-Mark Precious Metals, Inc.	5,234	169,425
Genuine Parts Co.	38,722	5,356,027
GigaCloud Technology, Inc., Class A(a)	6,321	192,285
LKQ Corp.	71,782	2,985,413
Pool Corp.	10,397	3,195,310
		11,898,460
Diversified Consumer Services — 0.1%
ADT, Inc.	76,517	581,529
Adtalem Global Education, Inc.(a)	10,739	732,507
Bright Horizons Family Solutions, Inc.(a)(b)	15,209	1,674,207
Carriage Services, Inc.	3,966	106,447
Chegg, Inc.(a)	32,587	102,975
Coursera, Inc.(a)	35,376	253,292
Duolingo, Inc., Class A(a)	9,953	2,076,892
European Wax Center, Inc., Class A(a)	6,945	68,964
Frontdoor, Inc.(a)	23,195	783,759
Graham Holdings Co., Class B	1,045	731,030
Grand Canyon Education, Inc.(a)	8,186	1,145,303
H&R Block, Inc.	39,516	2,142,953
Laureate Education, Inc., Class A	35,891	536,211
Lincoln Educational Services Corp.(a)	11,631	137,944
Mister Car Wash, Inc.(a)(b)	20,533	146,195
OneSpaWorld Holdings Ltd.(a)	27,053	415,805
Perdoceo Education Corp.	20,257	433,905
Service Corp. International	38,889	2,766,175
Strategic Education, Inc.	5,988	662,632
Stride, Inc.(a)(b)	11,331	798,835
Udemy, Inc.(a)	22,706	195,953
Universal Technical Institute, Inc.(a)	14,022	220,566
		16,714,079
Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	20,540	348,358
American Assets Trust, Inc.	12,661	283,353
Armada Hoffler Properties, Inc.	15,050	166,905
Broadstone Net Lease, Inc.	47,338	751,254
CTO Realty Growth, Inc.	6,802	118,763
Empire State Realty Trust, Inc., Class A	39,325	368,868
Essential Properties Realty Trust, Inc.	41,995	1,163,681
Gladstone Commercial Corp.	9,947	141,944
Global Net Lease, Inc.	55,882	410,733
NexPoint Diversified Real Estate Trust	10,469	57,894
One Liberty Properties, Inc.	4,687	110,051
WP Carey, Inc.	59,225	3,260,336
		7,182,140
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(a)	3,252	128,747
AST SpaceMobile, Inc., Class A(a)(b)	31,763	368,768
Security	Shares	Value
Diversified Telecommunication Services (continued)
AT&T Inc.	1,950,703	$ 37,277,934
ATN International, Inc.	3,112	70,954
Bandwidth, Inc., Class A(a)	8,645	145,928
Cogent Communications Holdings, Inc.	11,739	662,549
Consolidated Communications Holdings, Inc.(a)(b)	21,107	92,871
Frontier Communications Parent, Inc.(a)(b)	64,111	1,678,426
GCI Liberty, Inc. Escrow, Class A(a)(d)	28,033	—
Globalstar, Inc.(a)(b)	174,876	195,861
IDT Corp., Class B	5,341	191,849
Iridium Communications, Inc.	34,218	910,883
Liberty Global Ltd., Class A(a)	45,000	784,350
Liberty Global Ltd., Class C, NVS(a)	46,677	833,184
Liberty Latin America Ltd., Class A(a)	12,086	116,147
Liberty Latin America Ltd., Class C, NVS(a)(b)	43,511	418,576
Lumen Technologies, Inc.(a)	272,782	300,060
Shenandoah Telecommunications Co.	13,528	220,912
Verizon Communications, Inc.	1,146,561	47,284,176
		91,682,175
Electric Utilities — 1.4%
ALLETE, Inc.	15,261	951,523
Alliant Energy Corp.	68,671	3,495,354
American Electric Power Co., Inc.	143,667	12,605,343
Avangrid, Inc.	19,615	696,921
Constellation Energy Corp.	85,471	17,117,277
Duke Energy Corp.	210,873	21,135,801
Edison International	103,910	7,461,777
Entergy Corp.	57,070	6,106,490
Evergy, Inc.	60,570	3,208,393
Eversource Energy	95,957	5,441,721
Exelon Corp.	270,188	9,351,207
FirstEnergy Corp.	156,227	5,978,807
Genie Energy Ltd., Class B	4,000	58,480
Hawaiian Electric Industries, Inc.	29,685	267,759
IDACORP, Inc.	13,138	1,223,805
MGE Energy, Inc.	9,644	720,600
NextEra Energy, Inc.	558,214	39,527,133
NRG Energy, Inc.	58,022	4,517,593
OGE Energy Corp.	56,013	1,999,664
Otter Tail Corp.	10,747	941,330
PG&E Corp.	580,113	10,128,773
Pinnacle West Capital Corp.	31,158	2,379,848
PNM Resources, Inc.	22,755	841,025
Portland General Electric Co.	27,234	1,177,598
PPL Corp.	202,605	5,602,028
Southern Co. (The)	296,323	22,985,775
Xcel Energy, Inc.	149,871	8,004,610
		193,926,635
Electrical Equipment — 0.8%
Acuity Brands, Inc.	8,684	2,096,665
Allient, Inc.	3,566	90,113
American Superconductor Corp.(a)	9,192	215,001
AMETEK, Inc.	63,032	10,508,065
Array Technologies, Inc.(a)	41,859	429,473
Atkore, Inc.(b)	10,127	1,366,436
Blink Charging Co.(a)(b)	10,088	27,641
Bloom Energy Corp., Class A(a)(b)	52,608	643,922
ChargePoint Holdings, Inc., Class A(a)(b)	89,116	134,565
Eaton Corp. PLC	108,442	34,001,989
Emerson Electric Co.	155,381	17,116,771
Encore Wire Corp.	3,885	1,125,990
Energy Vault Holdings, Inc.(a)	36,420	34,584
EnerSys	11,686	1,209,735

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Enovix Corp.(a)(b)	38,849	$ 600,606
Fluence Energy, Inc., Class A(a)	15,820	274,319
FuelCell Energy, Inc.(a)(b)	102,282	65,338
GE Vernova, Inc.(a)	73,843	12,664,813
Generac Holdings, Inc.(a)	16,807	2,222,221
GrafTech International Ltd.(a)	58,021	56,280
Hubbell, Inc.	14,663	5,359,033
LSI Industries, Inc.	9,138	132,227
NEXTracker, Inc., Class A(a)(b)	33,153	1,554,213
NuScale Power Corp., Class A(a)(b)	22,822	266,789
nVent Electric PLC	44,913	3,440,785
Plug Power, Inc.(a)(b)	138,269	322,167
Powell Industries, Inc.(b)	2,884	413,566
Preformed Line Products Co.	895	111,463
Regal Rexnord Corp.	17,637	2,384,875
Rockwell Automation, Inc.	31,493	8,669,393
Sensata Technologies Holding PLC	41,041	1,534,523
SES AI Corp., Class A(a)(b)	45,828	57,285
Shoals Technologies Group, Inc., Class A(a)(b)	43,691	272,632
Stem, Inc.(a)(b)	43,065	47,802
SunPower Corp.(a)(b)	20,710	61,302
Sunrun, Inc.(a)(b)	54,532	646,749
Thermon Group Holdings, Inc.(a)	8,900	273,764
TPI Composites, Inc.(a)(b)	10,773	42,984
Vertiv Holdings Co., Class A	97,148	8,410,102
Vicor Corp.(a)	5,631	186,724
		119,072,905
Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	8,044	41,427
Advanced Energy Industries, Inc.	9,740	1,059,322
Amphenol Corp., Class A	320,618	21,600,035
Arlo Technologies, Inc.(a)	22,034	287,323
Arrow Electronics, Inc.(a)	14,577	1,760,319
Avnet, Inc.	24,760	1,274,892
Badger Meter, Inc.	8,205	1,529,002
Bel Fuse, Inc., Class B, NVS	2,794	182,281
Belden, Inc.	11,383	1,067,725
Benchmark Electronics, Inc.	10,822	427,036
CDW Corp.	36,930	8,266,411
Climb Global Solutions, Inc.	2,042	128,258
Cognex Corp.	46,083	2,154,841
Coherent Corp.(a)	35,335	2,560,374
Corning, Inc.	209,152	8,125,555
Crane NXT Co.	12,833	788,203
CTS Corp.	8,417	426,153
Daktronics, Inc.(a)	13,906	193,989
ePlus, Inc.(a)	7,716	568,515
Evolv Technologies Holdings, Inc., Class A(a)(b)	34,838	88,837
Fabrinet(a)	9,589	2,347,291
FARO Technologies, Inc.(a)	4,281	68,496
Insight Enterprises, Inc.(a)(b)	7,475	1,482,741
IPG Photonics Corp.(a)	8,650	729,973
Itron, Inc.(a)	11,989	1,186,431
Jabil, Inc.	31,869	3,467,029
Keysight Technologies, Inc.(a)(b)	47,255	6,462,121
Kimball Electronics, Inc.(a)	6,141	134,979
Knowles Corp.(a)	26,517	457,683
Lightwave Logic, Inc.(a)(b)	32,176	96,206
Littelfuse, Inc.	6,396	1,634,754
Methode Electronics, Inc.	9,442	97,725
MicroVision, Inc.(a)(b)	42,420	44,965
Mirion Technologies, Inc., Class A(a)	57,216	614,500
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Napco Security Technologies, Inc.	7,746	$ 402,405
nLight, Inc.(a)	11,081	121,115
Novanta, Inc.(a)	9,969	1,626,044
OSI Systems, Inc.(a)	4,636	637,543
Ouster, Inc.(a)	14,630	143,813
PAR Technology Corp.(a)(b)	7,564	356,189
PC Connection, Inc.	3,035	194,847
Plexus Corp.(a)	7,580	782,104
Rogers Corp.(a)	5,105	615,714
Sanmina Corp.(a)	14,243	943,599
ScanSource, Inc.(a)	6,915	306,404
SmartRent, Inc., Class A(a)(b)	39,094	93,435
TD SYNNEX Corp.	20,447	2,359,584
Teledyne Technologies, Inc.(a)	12,592	4,885,444
Trimble, Inc.(a)	68,269	3,817,602
TTM Technologies, Inc.(a)	24,504	476,113
Vishay Intertechnology, Inc.	32,877	733,157
Vishay Precision Group, Inc.(a)	3,316	100,939
Vontier Corp.	43,452	1,659,866
Zebra Technologies Corp., Class A(a)	14,153	4,372,286
		95,983,595
Energy Equipment & Services — 0.4%
Archrock, Inc.	42,899	867,418
Atlas Energy Solutions, Inc.	18,293	364,580
Baker Hughes Co., Class A	272,437	9,581,609
Borr Drilling Ltd.(b)	63,853	411,852
Bristow Group, Inc.(a)	6,286	210,770
Cactus, Inc., Class A	17,685	932,707
ChampionX Corp.	52,321	1,737,580
Core Laboratories, Inc.(b)	12,535	254,335
Diamond Offshore Drilling, Inc.(a)	26,948	417,425
DMC Global, Inc.(a)	6,517	93,975
Dril-Quip, Inc.(a)	10,112	188,083
Expro Group Holdings NV(a)(b)	25,922	594,132
Halliburton Co.	239,226	8,081,054
Helix Energy Solutions Group, Inc.(a)	36,316	433,613
Helmerich & Payne, Inc.	27,474	992,910
Kodiak Gas Services, Inc.	6,659	181,524
Liberty Energy, Inc., Class A	41,989	877,150
Nabors Industries Ltd.(a)	2,282	162,387
Newpark Resources, Inc.(a)	26,742	222,226
Noble Corp. PLC	31,579	1,410,002
NOV, Inc.	106,868	2,031,561
Oceaneering International, Inc.(a)	25,174	595,617
Oil States International, Inc.(a)	23,487	104,282
Patterson-UTI Energy, Inc.	107,504	1,113,742
ProFrac Holding Corp., Class A(a)(b)	8,336	61,770
ProPetro Holding Corp.(a)	20,351	176,443
RPC, Inc.	21,138	132,113
Schlumberger NV	388,907	18,348,632
Seadrill Ltd.(a)	20,037	1,031,906
Select Water Solutions, Inc., Class A	22,960	245,672
Solaris Oilfield Infrastructure, Inc., Class A	12,805	109,867
TechnipFMC PLC	118,249	3,092,211
TETRA Technologies, Inc.(a)	43,171	149,372
Tidewater, Inc.(a)(b)	13,272	1,263,627
Transocean Ltd.(a)	196,388	1,050,676
U.S. Silica Holdings, Inc.(a)	21,732	335,759
Valaris Ltd.(a)	15,958	1,188,871
Weatherford International PLC(a)	19,744	2,417,653
		61,465,106

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 1.3%
AMC Entertainment Holdings, Inc., Class A(a)(b)	53,942	$ 268,631
Atlanta Braves Holdings, Inc., Class A(a)	3,183	131,553
Atlanta Braves Holdings, Inc., Class C, NVS(a)	13,668	539,066
Cinemark Holdings, Inc.(a)	29,737	642,914
Electronic Arts, Inc.	73,394	10,225,986
Eventbrite, Inc., Class A(a)(b)	18,959	91,762
IMAX Corp.(a)(b)	15,109	253,378
Liberty Media Corp. - Liberty Formula One, Class A(a)(b)	6,677	428,864
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	52,262	3,754,502
Liberty Media Corp. - Liberty Live, Class A(a)	5,099	191,263
Liberty Media Corp. - Liberty Live, Class C, NVS(a)	12,489	477,954
Lions Gate Entertainment Corp., Class A(a)	14,483	136,430
Lions Gate Entertainment Corp., Class B, NVS(a)	34,265	293,651
Live Nation Entertainment, Inc.(a)	42,675	4,000,354
Madison Square Garden Entertainment Corp.(a)	11,565	395,870
Madison Square Garden Sports Corp., Class A(a)	5,366	1,009,506
Marcus Corp. (The)	7,394	84,070
Netflix, Inc.(a)	116,293	78,483,820
Playstudios, Inc., Class A(a)	28,093	58,153
Playtika Holding Corp.	6,351	49,982
ROBLOX Corp., Class A(a)	138,645	5,158,980
Roku, Inc., Class A(a)(b)	33,910	2,032,226
Sphere Entertainment Co., Class A(a)(b)	7,000	245,420
Spotify Technology SA(a)	39,395	12,361,757
Take-Two Interactive Software, Inc.(a)	44,995	6,996,273
TKO Group Holdings, Inc., Class A	21,406	2,311,634
Vivid Seats, Inc., Class A(a)(b)	22,850	131,387
Walt Disney Co. (The)	499,117	49,557,327
Warner Bros Discovery, Inc., Class A(a)	658,657	4,900,408
		185,213,121
Financial Services — 3.8%
Acacia Research Corp.(a)(b)	31,405	157,339
Affirm Holdings, Inc., Class A(a)	61,370	1,853,988
Alerus Financial Corp.	5,674	111,267
Apollo Global Management, Inc.	141,955	16,760,627
AvidXchange Holdings, Inc.(a)	50,913	614,011
Banco Latinoamericano de Comercio Exterior SA, Class E	11,082	328,803
Berkshire Hathaway, Inc., Class B(a)	496,931	202,151,531
Block, Inc., Class A(a)	150,455	9,702,843
Burford Capital Ltd.	53,954	704,100
Cannae Holdings, Inc.	17,039	309,087
Cantaloupe, Inc.(a)	24,990	164,934
Cass Information Systems, Inc.	3,463	138,762
Compass Diversified Holdings	20,586	450,628
Corpay, Inc.(a)(b)	19,174	5,108,145
Enact Holdings, Inc.	8,621	264,320
Equitable Holdings, Inc.	88,229	3,605,037
Essent Group Ltd.	29,717	1,669,798
Euronet Worldwide, Inc.(a)	12,597	1,303,790
EVERTEC, Inc.	19,448	646,646
Federal Agricultural Mortgage Corp., Class C, NVS	2,566	463,984
Fidelity National Information Services, Inc.	152,539	11,495,339
Fiserv, Inc.(a)	158,103	23,563,671
Flywire Corp.(a)	30,868	505,927
Global Payments, Inc.	69,070	6,679,069
HA Sustainable Infrastructure Capital, Inc.(b)	32,137	951,255
I3 Verticals, Inc., Class A(a)(b)	6,238	137,735
Security	Shares	Value
Financial Services (continued)
International Money Express, Inc.(a)	9,720	$ 202,565
Jack Henry & Associates, Inc.	20,274	3,365,889
Jackson Financial, Inc., Class A	18,898	1,403,365
Marqeta, Inc., Class A(a)	143,532	786,555
Mastercard, Inc., Class A	224,347	98,972,923
Merchants Bancorp	5,287	214,335
MGIC Investment Corp.	77,055	1,660,535
Mr. Cooper Group, Inc.(a)	17,122	1,390,820
NCR Atleos Corp.(a)	17,125	462,718
NewtekOne, Inc.	6,746	84,797
NMI Holdings, Inc., Class A(a)	22,511	766,274
Onity Group, Inc.(a)	3,518	84,362
Pagseguro Digital Ltd., Class A(a)	53,462	624,971
Payoneer Global, Inc.(a)	72,911	403,927
PayPal Holdings, Inc.(a)	284,001	16,480,578
Paysafe Ltd.(a)(b)	7,896	139,601
Paysign, Inc.(a)	30,876	133,076
PennyMac Financial Services, Inc., Class A	6,863	649,240
Radian Group, Inc.	39,825	1,238,558
Remitly Global, Inc.(a)	35,104	425,460
Repay Holdings Corp., Class A(a)	21,209	223,967
Rocket Cos., Inc., Class A(a)(b)	31,515	431,756
Shift4 Payments, Inc., Class A(a)(b)	15,315	1,123,355
StoneCo Ltd., Class A(a)	77,618	930,640
Toast, Inc., Class A(a)(b)	120,347	3,101,342
UWM Holdings Corp., Class A	33,671	233,340
Velocity Financial, Inc.(a)(b)	7,934	142,257
Visa, Inc., Class A	427,741	112,269,180
Voya Financial, Inc.	26,727	1,901,626
Walker & Dunlop, Inc.	9,610	943,702
Waterstone Financial, Inc.	8,405	107,500
Western Union Co. (The)	72,596	887,123
WEX, Inc.(a)	11,874	2,103,360
		543,732,333
Food Products — 0.7%
Archer-Daniels-Midland Co.	133,806	8,088,573
B&G Foods, Inc.	17,182	138,831
Beyond Meat, Inc.(a)(b)	15,330	102,864
BRC, Inc., Class A(a)(b)	14,357	88,008
Bunge Global SA	39,116	4,176,415
Calavo Growers, Inc.	4,209	95,544
Cal-Maine Foods, Inc.	11,870	725,376
Campbell Soup Co.	51,581	2,330,945
Conagra Brands, Inc.	128,357	3,647,906
Darling Ingredients, Inc.(a)	43,090	1,583,558
Dole PLC	19,114	233,955
Flowers Foods, Inc.	50,214	1,114,751
Fresh Del Monte Produce, Inc.	9,100	198,835
Freshpet, Inc.(a)	12,350	1,597,966
General Mills, Inc.	154,973	9,803,592
Hain Celestial Group, Inc. (The)(a)	23,802	164,472
Hershey Co. (The)	40,036	7,359,818
Hormel Foods Corp.	79,525	2,424,717
Ingredion, Inc.	18,198	2,087,311
J & J Snack Foods Corp.	4,188	680,006
J M Smucker Co. (The)	27,783	3,029,458
John B Sanfilippo & Son, Inc.	2,002	194,534
Kellanova	70,577	4,070,881
Kraft Heinz Co. (The)	241,195	7,771,303
Lamb Weston Holdings, Inc.	39,400	3,312,752
Lancaster Colony Corp.	5,143	971,873
Limoneira Co.	7,545	157,011

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
McCormick & Co., Inc., NVS	68,966	$ 4,892,448
Mission Produce, Inc.(a)(b)	10,610	104,827
Mondelez International, Inc., Class A	363,522	23,788,880
Pilgrim’s Pride Corp.(a)	14,073	541,670
Post Holdings, Inc.(a)	13,582	1,414,701
Seaboard Corp.	75	237,056
Seneca Foods Corp., Class A(a)	2,130	122,262
Simply Good Foods Co. (The)(a)	23,201	838,252
SunOpta, Inc.(a)(b)	28,452	153,641
TreeHouse Foods, Inc.(a)	13,488	494,200
Tyson Foods, Inc., Class A	76,394	4,365,153
Utz Brands, Inc., Class A(b)	15,851	263,761
Vital Farms, Inc.(a)	8,866	414,663
Westrock Coffee Co.(a)	10,222	104,571
WK Kellogg Co.	17,644	290,420
		104,177,760
Gas Utilities — 0.1%
Atmos Energy Corp.	40,595	4,735,407
Brookfield Infrastructure Corp., Class A	32,127	1,081,395
Chesapeake Utilities Corp.	5,946	631,465
National Fuel Gas Co.	24,931	1,351,011
New Jersey Resources Corp.	26,813	1,145,987
Northwest Natural Holding Co.	8,828	318,779
ONE Gas, Inc.	14,675	936,999
Southwest Gas Holdings, Inc.	17,437	1,227,216
Spire, Inc.	13,738	834,309
UGI Corp.	57,278	1,311,666
		13,574,234
Ground Transportation — 1.0%
ArcBest Corp.	6,272	671,606
Avis Budget Group, Inc.	5,505	575,383
Covenant Logistics Group, Inc., Class A	3,789	186,760
CSX Corp.	530,354	17,740,341
FTAI Infrastructure, Inc.	33,053	285,247
Heartland Express, Inc.	12,091	149,082
Hertz Global Holdings, Inc.(a)(b)	36,213	127,832
JB Hunt Transport Services, Inc.	22,334	3,573,440
Knight-Swift Transportation Holdings, Inc.	42,725	2,132,832
Landstar System, Inc.	9,372	1,728,946
Lyft, Inc., Class A(a)(b)	94,590	1,333,719
Marten Transport Ltd.	14,340	264,573
Norfolk Southern Corp.	61,336	13,168,226
Old Dominion Freight Line, Inc.	53,546	9,456,224
RXO, Inc.(a)(b)	33,952	887,845
Ryder System, Inc.	12,162	1,506,629
Saia, Inc.(a)(b)	7,205	3,417,259
Schneider National, Inc., Class B	15,034	363,221
Uber Technologies, Inc.(a)	545,452	39,643,451
U-Haul Holding Co.(a)	2,356	145,436
U-Haul Holding Co., NVS(b)	27,154	1,629,783
Union Pacific Corp.	165,615	37,472,050
Universal Logistics Holdings, Inc.	3,578	145,231
Werner Enterprises, Inc.	16,630	595,853
XPO, Inc.(a)	30,678	3,256,470
		140,457,439
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	469,573	48,793,330
Accuray, Inc.(a)(b)	29,939	54,489
Align Technology, Inc.(a)	20,334	4,909,238
Alphatec Holdings, Inc.(a)(b)	21,670	226,451
AngioDynamics, Inc.(a)	10,380	62,799
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Artivion, Inc.(a)	10,726	$ 275,122
AtriCure, Inc.(a)	12,234	278,568
Atrion Corp.	382	172,828
Avanos Medical, Inc.(a)	12,258	244,179
Axogen, Inc.(a)	11,140	80,654
Axonics, Inc.(a)	13,007	874,461
Baxter International, Inc.	138,333	4,627,239
Becton Dickinson & Co.	78,887	18,436,681
Boston Scientific Corp.(a)	398,420	30,682,324
Cerus Corp.(a)	39,442	69,418
CONMED Corp.	7,968	552,342
Cooper Cos., Inc. (The)(b)	52,895	4,617,733
Cutera, Inc.(a)(b)	371	560
CVRx, Inc.(a)(b)	5,233	62,744
DENTSPLY SIRONA, Inc.	59,294	1,477,014
Dexcom, Inc.(a)	107,348	12,171,116
Edwards Lifesciences Corp.(a)	162,235	14,985,647
Embecta Corp.	16,361	204,512
Enovis Corp.(a)(b)	14,205	642,066
Envista Holdings Corp.(a)	43,845	729,142
GE HealthCare Technologies, Inc.	115,699	9,015,266
Glaukos Corp.(a)	13,484	1,595,831
Globus Medical, Inc., Class A(a)	30,375	2,080,384
Haemonetics Corp.(a)	13,916	1,151,271
Hologic, Inc.(a)	63,082	4,683,838
ICU Medical, Inc.(a)	5,194	616,787
IDEXX Laboratories, Inc.(a)	22,459	10,942,025
Inari Medical, Inc.(a)	15,044	724,369
Inmode Ltd.(a)	20,678	377,167
Inogen, Inc.(a)	4,745	38,577
Inspire Medical Systems, Inc.(a)(b)	7,825	1,047,220
Insulet Corp.(a)	18,616	3,756,709
Integer Holdings Corp.(a)	9,244	1,070,363
Integra LifeSciences Holdings Corp.(a)	19,611	571,465
Intuitive Surgical, Inc.(a)	95,907	42,664,229
iRadimed Corp.	2,799	122,988
iRhythm Technologies, Inc.(a)(b)	8,098	871,669
Lantheus Holdings, Inc.(a)	17,769	1,426,673
LeMaitre Vascular, Inc.	4,840	398,235
LivaNova PLC(a)	14,015	768,302
Masimo Corp.(a)	11,694	1,472,742
Medtronic PLC	361,929	28,487,432
Merit Medical Systems, Inc.(a)	15,782	1,356,463
Neogen Corp.(a)(b)	58,042	907,196
Nevro Corp.(a)(b)	9,236	77,767
Novocure Ltd.(a)	27,336	468,266
Omnicell, Inc.(a)	11,770	318,614
OraSure Technologies, Inc.(a)	21,003	89,473
Orthofix Medical, Inc.(a)	9,232	122,416
OrthoPediatrics Corp.(a)	2,905	83,548
Paragon 28, Inc.(a)(b)	14,982	102,477
Penumbra, Inc.(a)	9,810	1,765,506
PROCEPT BioRobotics Corp.(a)	11,232	686,163
Pulmonx Corp.(a)	8,159	51,728
QuidelOrtho Corp.(a)	14,699	488,301
ResMed, Inc.	39,852	7,628,470
RxSight, Inc.(a)	8,291	498,869
SI-BONE, Inc.(a)	14,029	181,395
Silk Road Medical, Inc.(a)	9,466	255,961
Solventum Corp.(a)	37,359	1,975,544
STAAR Surgical Co.(a)	12,848	611,693
STERIS PLC	27,325	5,998,930

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	98,236	$ 33,424,799
Surmodics, Inc.(a)	3,903	164,082
Tactile Systems Technology, Inc.(a)	7,352	87,783
Tandem Diabetes Care, Inc.(a)(b)	16,643	670,546
Teleflex, Inc.	13,015	2,737,445
TransMedics Group, Inc.(a)(b)	8,903	1,340,970
Treace Medical Concepts, Inc.(a)	10,906	72,525
UFP Technologies, Inc.(a)	2,009	530,115
Utah Medical Products, Inc.	1,161	77,566
Varex Imaging Corp.(a)	9,974	146,917
Zimmer Biomet Holdings, Inc.	55,479	6,021,136
Zimvie, Inc.(a)	9,156	167,097
Zynex, Inc.(a)(b)	7,474	69,658
		328,293,618
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)	24,979	1,687,082
Accolade, Inc.(a)(b)	15,164	54,287
AdaptHealth Corp.(a)	20,465	204,650
Addus HomeCare Corp.(a)	4,502	522,727
agilon health, Inc.(a)(b)	76,984	503,475
Alignment Healthcare, Inc.(a)(b)	21,074	164,799
Amedisys, Inc.(a)	8,919	818,764
AMN Healthcare Services, Inc.(a)(b)	9,754	499,697
Astrana Health, Inc.(a)(b)	12,598	510,975
BrightSpring Health Services, Inc.(a)(b)	15,564	176,807
Brookdale Senior Living, Inc.(a)	50,257	343,255
Cardinal Health, Inc.	67,169	6,604,056
Castle Biosciences, Inc.(a)	5,460	118,864
Cencora, Inc.	45,870	10,334,511
Centene Corp.(a)	144,907	9,607,334
Chemed Corp.	3,992	2,165,979
Cigna Group (The)	75,664	25,012,248
Community Health Systems, Inc.(a)	41,682	140,052
CorVel Corp.(a)	2,117	538,290
Cross Country Healthcare, Inc.(a)	12,193	168,751
CVS Health Corp.	342,415	20,223,030
DaVita, Inc.(a)(b)	13,680	1,895,638
DocGo, Inc.(a)(b)	24,989	77,216
Elevance Health, Inc.	63,122	34,203,287
Encompass Health Corp.	27,649	2,372,008
Enhabit, Inc.(a)	14,621	130,419
Ensign Group, Inc. (The)	15,175	1,876,996
Fulgent Genetics, Inc.(a)	5,339	104,751
Guardant Health, Inc.(a)	29,612	855,195
HCA Healthcare, Inc.	52,465	16,855,955
HealthEquity, Inc.(a)	23,367	2,014,235
Henry Schein, Inc.(a)	36,099	2,313,946
Hims & Hers Health, Inc., Class A(a)	51,100	1,031,709
Humana, Inc.	32,716	12,224,333
Labcorp Holdings, Inc.	23,083	4,697,621
LifeStance Health Group, Inc.(a)(b)	23,797	116,843
McKesson Corp.	35,671	20,833,291
ModivCare, Inc.(a)(b)	3,137	82,315
Molina Healthcare, Inc.(a)	15,806	4,699,124
Nano-X Imaging Ltd.(a)(b)	14,778	108,471
National HealthCare Corp.	3,563	386,229
National Research Corp., Class A	3,823	87,738
NeoGenomics, Inc.(a)(b)	34,938	484,590
OPKO Health, Inc.(a)(b)	102,340	127,925
Option Care Health, Inc.(a)	44,871	1,242,927
Owens & Minor, Inc.(a)(b)	19,806	267,381
PACS Group, Inc.(a)	6,699	197,621
Security	Shares	Value
Health Care Providers & Services (continued)
Patterson Cos., Inc.	21,919	$ 528,686
Pediatrix Medical Group, Inc.(a)	21,028	158,761
Pennant Group, Inc. (The)(a)	8,727	202,379
Performant Financial Corp.(a)	40,771	118,236
PetIQ, Inc., Class A(a)(b)	9,510	209,791
Premier, Inc., Class A	33,294	621,599
Privia Health Group, Inc.(a)	29,642	515,178
Progyny, Inc.(a)	21,374	611,510
Quest Diagnostics, Inc.	30,850	4,222,748
R1 RCM, Inc.(a)	39,169	491,963
RadNet, Inc.(a)	17,692	1,042,413
Select Medical Holdings Corp.	27,003	946,725
Surgery Partners, Inc.(a)(b)	20,217	480,962
Tenet Healthcare Corp.(a)	26,920	3,581,168
U.S. Physical Therapy, Inc.	3,590	331,788
UnitedHealth Group, Inc.	249,671	127,147,453
Universal Health Services, Inc., Class B	16,135	2,983,846
Viemed Healthcare, Inc.(a)	11,849	77,611
		333,960,214
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	47,645	5,573,036
American Healthcare REIT, Inc.	17,508	255,792
CareTrust REIT, Inc.	32,462	814,796
Community Healthcare Trust, Inc.	5,864	137,159
Diversified Healthcare Trust	83,791	255,562
Global Medical REIT, Inc.	11,833	107,444
Healthcare Realty Trust, Inc.	100,968	1,663,953
Healthpeak Properties, Inc.	191,243	3,748,363
LTC Properties, Inc.	10,029	346,000
Medical Properties Trust, Inc.(b)	160,137	690,190
National Health Investors, Inc.	11,567	783,433
Omega Healthcare Investors, Inc.	66,602	2,281,118
Sabra Health Care REIT, Inc.	64,147	987,864
Universal Health Realty Income Trust	3,301	129,201
Ventas, Inc.	107,685	5,519,933
Welltower, Inc.	160,627	16,745,365
		40,039,209
Health Care Technology — 0.1%
Certara, Inc.(a)	29,007	401,747
Definitive Healthcare Corp., Class A(a)	10,588	57,810
Doximity, Inc., Class A(a)(b)	29,745	831,968
Evolent Health, Inc., Class A(a)(b)	29,419	562,491
Health Catalyst, Inc.(a)	12,274	78,431
HealthStream, Inc.	7,011	195,607
OptimizeRx Corp.(a)(b)	5,310	53,100
Phreesia, Inc.(a)	12,988	275,346
Schrodinger, Inc.(a)(b)	15,911	307,719
Simulations Plus, Inc.	4,236	205,954
Teladoc Health, Inc.(a)(b)	45,222	442,271
Veeva Systems, Inc., Class A(a)	39,654	7,257,078
		10,669,522
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	54,996	799,642
Braemar Hotels & Resorts, Inc.	23,087	58,872
Chatham Lodging Trust	13,088	111,510
DiamondRock Hospitality Co.	57,682	487,413
Host Hotels & Resorts, Inc.	190,144	3,418,789
Park Hotels & Resorts, Inc.	60,340	903,893
Pebblebrook Hotel Trust(b)	34,824	478,830
RLJ Lodging Trust	47,547	457,878
Ryman Hospitality Properties, Inc.	15,727	1,570,498

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs (continued)
Service Properties Trust	43,988	$ 226,098
Summit Hotel Properties, Inc.	29,226	175,064
Sunstone Hotel Investors, Inc.	55,845	584,139
Xenia Hotels & Resorts, Inc.	31,420	450,248
		9,722,874
Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc., Class A(a)	13,209	135,524
Airbnb, Inc., Class A(a)	118,637	17,988,928
Aramark	70,931	2,413,073
Bally’s Corp.(a)	8,319	99,578
BJ’s Restaurants, Inc.(a)	6,119	212,329
Bloomin’ Brands, Inc.	23,502	451,943
Booking Holdings, Inc.	9,250	36,643,875
Boyd Gaming Corp.	19,780	1,089,878
Brinker International, Inc.(a)	12,234	885,619
Caesars Entertainment, Inc.(a)(b)	58,354	2,318,988
Carnival Corp.(a)	267,336	5,004,530
Cava Group, Inc.(a)(b)	20,470	1,898,592
Cheesecake Factory, Inc. (The)	11,815	464,211
Chipotle Mexican Grill, Inc.(a)	370,790	23,229,993
Choice Hotels International, Inc.(b)	7,653	910,707
Churchill Downs, Inc.	19,591	2,734,904
Chuy’s Holdings, Inc.(a)	5,818	150,803
Cracker Barrel Old Country Store, Inc.	5,882	247,985
Darden Restaurants, Inc.	32,523	4,921,380
Dave & Buster’s Entertainment, Inc.(a)	9,660	384,565
Denny’s Corp.(a)	17,804	126,408
Despegar.com Corp.(a)	16,557	219,049
Dine Brands Global, Inc.	4,624	167,389
Domino’s Pizza, Inc.	9,560	4,936,115
DoorDash, Inc., Class A(a)(b)	94,129	10,239,353
DraftKings, Inc., Class A(a)	120,585	4,602,729
Dutch Bros, Inc., Class A(a)	24,839	1,028,335
El Pollo Loco Holdings, Inc.(a)	11,565	130,800
Empire Resorts, Inc. Escrow(a)(d)	881	—
Everi Holdings, Inc.(a)	24,504	205,834
Expedia Group, Inc.(a)	34,311	4,322,843
First Watch Restaurant Group, Inc.(a)	6,481	113,806
Global Business Travel Group I, Class A(a)	33,793	223,034
Golden Entertainment, Inc.	5,315	165,350
Hilton Grand Vacations, Inc.(a)	20,674	835,850
Hilton Worldwide Holdings, Inc.	66,674	14,548,267
Hyatt Hotels Corp., Class A(b)	11,875	1,804,050
Inspired Entertainment, Inc.(a)(b)	6,720	61,488
International Game Technology PLC	29,267	598,803
Jack in the Box, Inc.	5,525	281,444
Krispy Kreme, Inc.	22,662	243,843
Kura Sushi U.S.A., Inc., Class A(a)(b)	1,544	97,411
Las Vegas Sands Corp.	100,015	4,425,664
Life Time Group Holdings, Inc.(a)(b)	10,336	194,627
Light & Wonder, Inc., Class A(a)(b)	24,010	2,518,169
Lindblad Expeditions Holdings, Inc.(a)(b)	12,690	122,459
Marriott International, Inc., Class A	63,750	15,412,837
Marriott Vacations Worldwide Corp.	9,922	866,389
McDonald’s Corp.	195,614	49,850,272
MGM Resorts International(a)	66,164	2,940,328
Monarch Casino & Resort, Inc.	3,697	251,877
Mondee Holdings, Inc., Class A(a)(b)	12,646	30,350
Norwegian Cruise Line Holdings Ltd.(a)(b)	117,203	2,202,244
Papa John’s International, Inc.	8,879	417,135
Penn Entertainment, Inc.(a)(b)	43,952	850,691
Planet Fitness, Inc., Class A(a)	22,932	1,687,566
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
PlayAGS, Inc.(a)	16,227	$ 186,611
Portillo’s, Inc., Class A(a)(b)	10,664	103,654
Potbelly Corp.(a)	10,322	82,886
RCI Hospitality Holdings, Inc.	2,985	130,027
Red Rock Resorts, Inc., Class A	13,068	717,825
Royal Caribbean Cruises Ltd.(a)	64,181	10,232,377
Rush Street Interactive, Inc., Class A(a)	23,405	224,454
Sabre Corp.(a)(b)	86,966	232,199
Shake Shack, Inc., Class A(a)	9,613	865,170
Six Flags Entertainment Corp.(a)	21,775	721,624
Starbucks Corp.	307,589	23,945,804
Super Group SGHC Ltd.(a)	36,425	117,653
Sweetgreen, Inc., Class A(a)	25,487	768,178
Target Hospitality Corp.(a)(b)	9,763	85,036
Texas Roadhouse, Inc.	18,518	3,179,726
Travel + Leisure Co.	19,235	865,190
United Parks & Resorts, Inc.(a)(b)	10,245	556,406
Vail Resorts, Inc.	10,311	1,857,320
Wendy’s Co. (The)	48,733	826,512
Wingstop, Inc.	7,925	3,349,580
Wyndham Hotels & Resorts, Inc.	21,821	1,614,754
Wynn Resorts Ltd.	28,467	2,547,796
Xponential Fitness, Inc., Class A(a)	4,924	76,814
Yum! Brands, Inc.	76,545	10,139,151
		292,336,961
Household Durables — 0.5%
Beazer Homes U.S.A., Inc.(a)	9,996	274,690
Cavco Industries, Inc.(a)	2,424	839,116
Century Communities, Inc.	7,281	594,567
Cricut, Inc., Class A(a)	12,776	76,528
DR Horton, Inc.	80,474	11,341,201
Dream Finders Homes, Inc., Class A(a)	7,969	205,760
Ethan Allen Interiors, Inc.	6,130	170,966
Garmin Ltd.	42,078	6,855,348
GoPro, Inc., Class A(a)	32,208	45,735
Green Brick Partners, Inc.(a)	8,403	480,988
Helen of Troy Ltd.(a)(b)	6,499	602,717
Hooker Furnishings Corp.	5,336	77,265
Hovnanian Enterprises, Inc., Class A(a)	1,560	221,395
Installed Building Products, Inc.	6,121	1,258,967
iRobot Corp.(a)(b)	7,384	67,268
KB Home	18,434	1,293,698
Landsea Homes Corp.(a)	9,903	91,009
La-Z-Boy, Inc.	12,978	483,820
Leggett & Platt, Inc.	36,878	422,622
Lennar Corp., Class A	65,900	9,876,433
Lennar Corp., Class B(b)	3,925	547,263
LGI Homes, Inc.(a)	6,056	541,951
Lovesac Co. (The)(a)	3,894	87,927
M/I Homes, Inc.(a)	7,407	904,691
Meritage Homes Corp.	9,956	1,611,379
Mohawk Industries, Inc.(a)	14,085	1,599,915
Newell Brands, Inc.	100,003	641,019
NVR, Inc.(a)	802	6,086,025
PulteGroup, Inc.	57,847	6,368,955
SharkNinja, Inc.	17,956	1,349,393
Skyline Champion Corp.(a)(b)	15,336	1,039,014
Sonos, Inc.(a)	32,784	483,892
Taylor Morrison Home Corp., Class A(a)	27,296	1,513,290
Tempur Sealy International, Inc.	44,704	2,116,287
Toll Brothers, Inc.	28,723	3,308,315
TopBuild Corp.(a)	8,763	3,376,121

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Tri Pointe Homes, Inc.(a)	26,185	$ 975,391
Vizio Holding Corp., Class A(a)(b)	19,672	212,458
Whirlpool Corp.	14,506	1,482,513
Worthington Enterprises, Inc.	7,929	375,280
		69,901,172
Household Products — 1.1%
Central Garden & Pet Co.(a)(b)	2,631	101,293
Central Garden & Pet Co., Class A, NVS(a)	15,384	508,134
Church & Dwight Co., Inc.	66,779	6,923,647
Clorox Co. (The)	33,545	4,577,886
Colgate-Palmolive Co.	220,592	21,406,248
Energizer Holdings, Inc.	19,613	579,368
Kimberly-Clark Corp.	92,287	12,754,063
Oil-Dri Corp. of America	1,976	126,642
Procter & Gamble Co. (The)	640,595	105,646,927
Reynolds Consumer Products, Inc.	14,549	407,081
Spectrum Brands Holdings, Inc.	8,233	707,462
WD-40 Co.	3,643	800,148
		154,538,899
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	192,406	3,380,574
Altus Power, Inc., Class A(a)(b)	14,239	55,817
Brookfield Renewable Corp., Class A	35,076	995,457
Clearway Energy, Inc., Class A	8,441	191,273
Clearway Energy, Inc., Class C	23,291	575,055
Montauk Renewables, Inc.(a)	19,214	109,520
Ormat Technologies, Inc.	14,079	1,009,464
Sunnova Energy International, Inc.(a)(b)	27,899	155,676
Vistra Corp.	93,484	8,037,754
		14,510,590
Industrial Conglomerates — 0.4%
3M Co.	149,465	15,273,828
Brookfield Business Corp., Class A	5,531	112,943
Honeywell International, Inc.	176,905	37,776,294
		53,163,065
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	77,292	1,974,038
EastGroup Properties, Inc.	12,510	2,127,951
First Industrial Realty Trust, Inc.	34,982	1,661,995
Innovative Industrial Properties, Inc.	7,914	864,367
LXP Industrial Trust	75,669	690,101
Plymouth Industrial REIT, Inc.	11,978	256,090
Prologis, Inc.	252,068	28,309,757
Rexford Industrial Realty, Inc.	57,980	2,585,328
STAG Industrial, Inc.	50,757	1,830,297
Terreno Realty Corp.	25,723	1,522,287
		41,822,211
Insurance — 2.1%
Aflac, Inc.	155,215	13,862,252
Allstate Corp. (The)	71,827	11,467,899
Ambac Financial Group, Inc.(a)	13,222	169,506
American Financial Group, Inc.	19,768	2,431,859
American International Group, Inc.	182,879	13,576,937
AMERISAFE, Inc.	4,976	218,397
Aon PLC, Class A	53,287	15,643,997
Arch Capital Group Ltd.(a)	98,093	9,896,603
Arthur J. Gallagher & Co.	58,466	15,160,818
Assurant, Inc.	13,999	2,327,334
Assured Guaranty Ltd.	14,895	1,149,149
Axis Capital Holdings Ltd.	21,511	1,519,752
Security	Shares	Value
Insurance (continued)
Baldwin Insurance Group, Inc. (The), Class A(a)	16,549	$ 586,993
Brighthouse Financial, Inc.(a)	17,690	766,685
Brown & Brown, Inc.	64,838	5,797,166
Chubb Ltd.	109,832	28,015,947
Cincinnati Financial Corp.	41,516	4,903,040
CNA Financial Corp.	8,181	376,899
CNO Financial Group, Inc.	32,501	900,928
Donegal Group, Inc., Class A	7,090	91,319
Employers Holdings, Inc.	6,811	290,353
Enstar Group Ltd.(a)	3,190	975,183
Everest Group Ltd.	11,803	4,497,179
F&G Annuities & Life, Inc.	4,773	181,613
Fidelis Insurance Holdings Ltd.	16,378	267,125
Fidelity National Financial, Inc., Class A	69,686	3,443,882
First American Financial Corp.	27,979	1,509,467
Genworth Financial, Inc., Class A(a)	118,020	712,841
Globe Life, Inc.	23,957	1,971,182
Goosehead Insurance, Inc., Class A(a)	6,438	369,799
Greenlight Capital Re Ltd., Class A(a)	11,129	145,790
Hanover Insurance Group, Inc. (The)	9,568	1,200,210
Hartford Financial Services Group, Inc. (The)	80,389	8,082,310
HCI Group, Inc.	2,450	225,817
Hippo Holdings, Inc.(a)(b)	6,507	111,855
Horace Mann Educators Corp.	10,907	355,786
James River Group Holdings Ltd.	8,310	64,236
Kemper Corp.	16,633	986,836
Kinsale Capital Group, Inc.(b)	5,873	2,262,749
Lemonade, Inc.(a)(b)	10,700	176,550
Lincoln National Corp.	45,044	1,400,868
Loews Corp.	50,071	3,742,307
Markel Group, Inc.(a)	3,555	5,601,471
Marsh & McLennan Cos., Inc.	133,842	28,203,186
MBIA, Inc.	15,264	83,799
Mercury General Corp.	7,149	379,898
MetLife, Inc.	161,794	11,356,321
National Western Life Group, Inc., Class A	578	287,231
Old Republic International Corp.	72,131	2,228,848
Oscar Health, Inc., Class A(a)	53,526	846,781
Palomar Holdings, Inc.(a)	5,902	478,947
Primerica, Inc.	9,538	2,256,500
Principal Financial Group, Inc.	63,995	5,020,408
ProAssurance Corp.(a)	12,959	158,359
Progressive Corp. (The)	159,347	33,097,965
Prudential Financial, Inc.	97,543	11,431,064
Reinsurance Group of America, Inc.	17,861	3,666,327
RenaissanceRe Holdings Ltd.	13,887	3,103,883
RLI Corp.	10,768	1,514,950
Root, Inc., Class A(a)	3,042	156,998
Ryan Specialty Holdings, Inc., Class A	27,216	1,576,079
Safety Insurance Group, Inc.	3,821	286,690
Selective Insurance Group, Inc.	16,970	1,592,295
Selectquote, Inc.(a)	45,398	125,298
SiriusPoint Ltd.(a)	24,526	299,217
Skyward Specialty Insurance Group, Inc.(a)	8,653	313,066
Stewart Information Services Corp.	6,984	433,567
Tiptree, Inc.	6,915	114,028
Travelers Cos., Inc. (The)	62,081	12,623,551
Trupanion, Inc.(a)(b)	9,786	287,708
United Fire Group, Inc.	6,079	130,638
Universal Insurance Holdings, Inc.	9,359	175,575
Unum Group	44,094	2,253,644
W R Berkley Corp.	54,825	4,308,148

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
White Mountains Insurance Group Ltd.	664	$ 1,206,787
Willis Towers Watson PLC	27,935	7,322,881
		304,759,526
Interactive Media & Services — 6.0%
Alphabet, Inc., Class A	1,595,791	290,673,331
Alphabet, Inc., Class C, NVS	1,337,200	245,269,224
Bumble, Inc., Class A(a)	23,604	248,078
Cargurus, Inc., Class A(a)	26,166	685,549
Cars.com, Inc.(a)	19,072	375,718
EverQuote, Inc., Class A(a)	7,895	164,690
fuboTV, Inc.(a)(b)	89,938	111,523
Grindr, Inc.(a)(b)	6,611	80,919
IAC, Inc.(a)	20,720	970,732
Match Group, Inc.(a)	75,604	2,296,850
MediaAlpha, Inc., Class A(a)	7,670	101,014
Meta Platforms, Inc., Class A	594,858	299,939,301
Nextdoor Holdings, Inc., Class A(a)	39,793	110,625
Outbrain, Inc.(a)	3,911	19,477
Pinterest, Inc., Class A(a)	158,859	7,000,916
QuinStreet, Inc.(a)	12,594	208,934
Shutterstock, Inc.	6,134	237,386
TripAdvisor, Inc.(a)	28,086	500,212
TrueCar, Inc.(a)	36,786	115,140
Trump Media & Technology Group Corp., Class A(a)	15,639	512,177
Vimeo, Inc.(a)	39,207	146,242
Yelp, Inc.(a)	19,072	704,710
Ziff Davis, Inc.(a)	13,267	730,348
ZipRecruiter, Inc., Class A(a)	21,815	198,298
ZoomInfo Technologies, Inc., Class A(a)	84,034	1,073,114
		852,474,508
IT Services — 1.2%
Accenture PLC, Class A	170,345	51,684,376
Akamai Technologies, Inc.(a)	40,316	3,631,665
Amdocs Ltd.	31,187	2,461,278
Applied Digital Corp.(a)(b)	18,150	107,992
ASGN, Inc.(a)	12,193	1,075,057
BigCommerce Holdings, Inc., Series 1(a)(b)	20,221	162,981
Cloudflare, Inc., Class A(a)(b)	80,206	6,643,463
Cognizant Technology Solutions Corp., Class A	136,715	9,296,620
Core Scientific, Inc.(a)	48,024	446,623
Couchbase, Inc.(a)	9,565	174,657
DigitalOcean Holdings, Inc.(a)(b)	17,936	623,276
DXC Technology Co.(a)(b)	56,425	1,077,153
EPAM Systems, Inc.(a)	15,189	2,857,203
Fastly, Inc., Class A(a)(b)	33,489	246,814
Gartner, Inc.(a)	20,610	9,255,127
Globant SA(a)	11,063	1,972,090
GoDaddy, Inc., Class A(a)	38,408	5,365,982
Grid Dynamics Holdings, Inc., Class A(a)	11,522	121,096
Hackett Group, Inc. (The)	8,023	174,260
International Business Machines Corp.	249,050	43,073,197
Kyndryl Holdings, Inc.(a)	59,970	1,577,811
MongoDB, Inc., Class A(a)	18,584	4,645,257
Okta, Inc., Class A(a)	42,255	3,955,491
Perficient, Inc.(a)	8,620	644,690
Snowflake, Inc., Class A(a)	85,634	11,568,297
Squarespace, Inc., Class A(a)	17,163	748,822
Thoughtworks Holding, Inc.(a)(b)	29,341	83,328
Tucows, Inc., Class A(a)(b)	2,775	53,613
Twilio, Inc., Class A(a)	47,894	2,720,858
Security	Shares	Value
IT Services (continued)
Unisys Corp.(a)	18,360	$ 75,827
VeriSign, Inc.(a)	23,536	4,184,701
		170,709,605
Leisure Products — 0.1%
Acushnet Holdings Corp.	9,590	608,773
AMMO, Inc.(a)	37,292	62,650
Brunswick Corp.	19,194	1,396,747
Funko, Inc., Class A(a)	7,224	70,506
Hasbro, Inc.	37,731	2,207,264
JAKKS Pacific, Inc.(a)	3,521	63,061
Johnson Outdoors, Inc., Class A	1,518	53,100
Malibu Boats, Inc., Class A(a)	5,186	181,717
MasterCraft Boat Holdings, Inc.(a)	5,322	100,479
Mattel, Inc.(a)(b)	97,814	1,590,456
Peloton Interactive, Inc., Class A(a)(b)	100,963	341,255
Polaris, Inc.	14,816	1,160,241
Smith & Wesson Brands, Inc.	15,266	218,914
Sturm Ruger & Co., Inc.	4,209	175,305
Topgolf Callaway Brands Corp.(a)(b)	38,713	592,309
Vista Outdoor, Inc.(a)	16,085	605,600
YETI Holdings, Inc.(a)(b)	23,011	877,870
		10,306,247
Life Sciences Tools & Services — 1.2%
10X Genomics, Inc., Class A(a)(b)	24,089	468,531
Adaptive Biotechnologies Corp.(a)	29,904	108,252
Agilent Technologies, Inc.	80,016	10,372,474
Avantor, Inc.(a)	181,801	3,854,181
Azenta, Inc.(a)(b)	14,662	771,514
BioLife Solutions, Inc.(a)	9,681	207,464
Bio-Rad Laboratories, Inc., Class A(a)(b)	5,238	1,430,550
Bio-Techne Corp.	42,580	3,050,857
Bruker Corp.	27,310	1,742,651
Charles River Laboratories International, Inc.(a)(b)	14,000	2,892,120
Codexis, Inc.(a)	16,908	52,415
CryoPort, Inc.(a)(b)	10,260	70,897
Cytek Biosciences, Inc.(a)	28,325	158,054
Danaher Corp.	179,303	44,798,855
Fortrea Holdings, Inc.(a)(b)	23,422	546,670
Illumina, Inc.(a)	43,013	4,489,697
IQVIA Holdings, Inc.(a)	49,557	10,478,332
Maravai LifeSciences Holdings, Inc., Class A(a)(b)	30,326	217,134
MaxCyte, Inc.(a)	25,492	99,929
Medpace Holdings, Inc.(a)	6,894	2,839,294
Mesa Laboratories, Inc.	1,411	122,432
Mettler-Toledo International, Inc.(a)	5,726	8,002,600
OmniAb, Inc.(a)(b)	19,418	72,818
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	1,502	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	1,502	—
Pacific Biosciences of California, Inc.(a)(b)	68,823	94,288
QIAGEN NV	60,102	2,469,591
Quanterix Corp.(a)	12,457	164,557
Quantum-Si, Inc., Class A(a)(b)	35,540	37,317
Repligen Corp.(a)(b)	14,873	1,874,890
Revvity, Inc.	33,744	3,538,396
Sotera Health Co.(a)	36,220	429,931
Standard BioTools, Inc.(a)	82,927	146,781
Thermo Fisher Scientific, Inc.	103,673	57,331,169
Waters Corp.(a)	16,135	4,681,086
West Pharmaceutical Services, Inc.	19,698	6,488,324
		174,104,051

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 1.8%
3D Systems Corp.(a)	31,545	$ 96,843
AGCO Corp.	16,612	1,625,983
Alamo Group, Inc.	2,436	421,428
Albany International Corp., Class A	8,107	684,636
Allison Transmission Holdings, Inc.	24,918	1,891,276
Astec Industries, Inc.	6,078	180,274
Atmus Filtration Technologies, Inc.(a)(b)	22,757	654,946
Barnes Group, Inc.	12,594	521,518
Blue Bird Corp.(a)	7,143	384,651
Caterpillar, Inc.	132,741	44,216,027
Chart Industries, Inc.(a)(b)	11,429	1,649,662
CNH Industrial NV	236,852	2,399,311
Columbus McKinnon Corp.	6,714	231,902
Commercial Vehicle Group, Inc.(a)	11,292	55,331
Crane Co.	12,833	1,860,528
Cummins, Inc.	37,096	10,272,995
Deere & Co.	69,151	25,836,888
Donaldson Co., Inc.	33,168	2,373,502
Douglas Dynamics, Inc.	5,556	130,010
Dover Corp.	37,844	6,828,950
Energy Recovery, Inc.(a)	15,103	200,719
Enerpac Tool Group Corp., Class A	16,098	614,622
Enpro, Inc.	6,137	893,363
Esab Corp.	15,358	1,450,256
ESCO Technologies, Inc.	6,722	706,079
Federal Signal Corp.	15,518	1,298,391
Flowserve Corp.	36,099	1,736,362
Fortive Corp.	97,133	7,197,555
Franklin Electric Co., Inc.	11,966	1,152,565
Gates Industrial Corp. PLC(a)(b)	55,599	879,020
Gorman-Rupp Co. (The)	4,818	176,869
Graco, Inc.	44,973	3,565,459
Greenbrier Cos., Inc. (The)	8,500	421,175
Helios Technologies, Inc.	8,272	394,988
Hillenbrand, Inc.	19,259	770,745
Hillman Solutions Corp.(a)	47,144	417,224
Hyliion Holdings Corp., Class A(a)(b)	55,529	89,957
Hyster-Yale, Inc., Class A	2,729	190,293
IDEX Corp.	20,431	4,110,717
Illinois Tool Works, Inc.	80,376	19,045,897
Ingersoll Rand, Inc.(b)	110,527	10,040,273
ITT, Inc.	22,367	2,889,369
John Bean Technologies Corp.	8,754	831,367
Kadant, Inc.(b)	3,379	992,683
Kennametal, Inc.	22,492	529,462
Lincoln Electric Holdings, Inc.	15,152	2,858,273
Lindsay Corp.	3,147	386,703
Luxfer Holdings PLC	7,384	85,581
Manitowoc Co., Inc. (The)(a)	9,344	107,736
Microvast Holdings, Inc.(a)(b)	5,398	2,462
Middleby Corp. (The)(a)	14,627	1,793,416
Miller Industries, Inc.	3,090	170,012
Mueller Industries, Inc.	31,404	1,788,144
Mueller Water Products, Inc., Class A	46,239	828,603
Nordson Corp.	15,696	3,640,530
Omega Flex, Inc.	1,102	56,511
Oshkosh Corp.	18,172	1,966,210
Otis Worldwide Corp.	109,632	10,553,176
PACCAR, Inc.	139,931	14,404,497
Parker-Hannifin Corp.	34,840	17,622,420
Pentair PLC	44,857	3,439,186
Proto Labs, Inc.(a)	7,246	223,829
Security	Shares	Value
Machinery (continued)
RBC Bearings, Inc.(a)(b)	7,893	$ 2,129,374
REV Group, Inc.	15,251	379,597
Shyft Group, Inc. (The)	9,047	107,297
Snap-on, Inc.	14,066	3,676,712
SPX Technologies, Inc.(a)	12,492	1,775,613
Standex International Corp.	3,142	506,333
Stanley Black & Decker, Inc.	41,404	3,307,766
Tennant Co.	4,696	462,274
Terex Corp.	18,247	1,000,666
Timken Co. (The)	16,935	1,357,002
Titan International, Inc.(a)	11,343	84,052
Toro Co. (The)	28,390	2,654,749
Trinity Industries, Inc.	20,468	612,403
Wabash National Corp.	12,756	278,591
Watts Water Technologies, Inc., Class A	7,130	1,307,428
Westinghouse Air Brake Technologies Corp.	47,468	7,502,317
Xylem, Inc.	65,209	8,844,297
		258,825,831
Marine Transportation — 0.0%
Costamare, Inc.	18,293	300,554
Genco Shipping & Trading Ltd.	9,192	195,882
Golden Ocean Group Ltd.	30,634	422,749
Kirby Corp.(a)	15,901	1,903,827
Matson, Inc.	9,513	1,245,918
Pangaea Logistics Solutions Ltd.	17,192	134,613
Safe Bulkers, Inc.	13,942	81,142
		4,284,685
Media — 0.6%
Advantage Solutions, Inc.(a)	39,035	125,693
AMC Networks, Inc., Class A(a)(b)	7,729	74,662
Boston Omaha Corp., Class A(a)(b)	5,016	67,515
Cable One, Inc.	1,477	522,858
Cardlytics, Inc.(a)(b)	12,447	102,190
Charter Communications, Inc., Class A(a)(b)	25,463	7,612,419
Clear Channel Outdoor Holdings, Inc.(a)(b)	100,194	141,274
Comcast Corp., Class A	1,056,503	41,372,658
EchoStar Corp., Class A(a)(b)	32,003	569,973
Entravision Communications Corp., Class A	23,800	48,314
EW Scripps Co. (The), Class A, NVS(a)	13,905	43,662
Fox Corp., Class A, NVS	67,120	2,306,914
Fox Corp., Class B	37,612	1,204,336
Gannett Co., Inc.(a)	26,605	122,649
Gray Television, Inc.	21,845	113,594
Ibotta, Inc., Class A(a)	2,051	154,153
iHeartMedia, Inc., Class A(a)(b)	28,766	31,355
Integral Ad Science Holding Corp.(a)	23,897	232,279
Interpublic Group of Cos., Inc. (The)	105,989	3,083,220
John Wiley & Sons, Inc., Class A	8,633	351,363
Liberty Broadband Corp., Class A(a)	4,187	228,610
Liberty Broadband Corp., Class C, NVS(a)	31,807	1,743,660
Liberty Media Corp. - Liberty SiriusXM, NVS(a)	40,933	907,075
Liberty Media Corp. - Liberty SiriusXM, Class A(a)(b)	19,216	425,634
Magnite, Inc.(a)	34,505	458,572
New York Times Co. (The), Class A	44,332	2,270,242
News Corp., Class A, NVS	105,334	2,904,058
News Corp., Class B	31,991	908,225
Nexstar Media Group, Inc., Class A	9,217	1,530,114
Omnicom Group, Inc.	53,796	4,825,501
Paramount Global, Class A(b)	4,254	78,189
Paramount Global, Class B, NVS	155,156	1,612,071
PubMatic, Inc., Class A(a)	11,528	234,134

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Scholastic Corp., NVS	7,053	$ 250,170
Sinclair, Inc., Class A	12,086	161,106
Sirius XM Holdings, Inc.(b)	170,027	481,176
Stagwell, Inc., Class A(a)	34,448	234,935
TechTarget, Inc.(a)	7,489	233,432
TEGNA, Inc.	56,712	790,565
Thryv Holdings, Inc.(a)	6,754	120,356
Trade Desk, Inc. (The), Class A(a)	119,502	11,671,760
WideOpenWest, Inc.(a)	15,065	81,502
		90,432,168
Metals & Mining — 0.5%
5E Advanced Materials, Inc.(a)	2,395	2,898
Alcoa Corp.	49,378	1,964,257
Alpha Metallurgical Resources, Inc.	3,068	860,666
Arch Resources, Inc., Class A	5,058	769,979
ATI, Inc.(a)(b)	35,970	1,994,537
Caledonia Mining Corp. PLC	10,201	99,154
Carpenter Technology Corp.	13,591	1,489,302
Century Aluminum Co.(a)	15,532	260,161
Cleveland-Cliffs, Inc.(a)	132,641	2,041,345
Coeur Mining, Inc.(a)	106,265	597,209
Commercial Metals Co.	32,208	1,771,118
Compass Minerals International, Inc.	9,148	94,499
Constellium SE(a)	30,972	583,822
Freeport-McMoRan, Inc.	390,173	18,962,408
Haynes International, Inc.	3,807	223,471
Hecla Mining Co.	170,006	824,529
i-80 Gold Corp.(a)	52,031	56,193
Ivanhoe Electric, Inc.(a)(b)	12,459	116,865
Kaiser Aluminum Corp.	4,420	388,518
Materion Corp.	5,100	551,463
Metallus, Inc.(a)	10,206	206,876
Metals Acquisition Ltd., Class A(a)	14,505	198,573
MP Materials Corp., Class A(a)(b)	29,425	374,580
Newmont Corp.	315,898	13,226,649
Novagold Resources, Inc.(a)(b)	66,530	230,194
Nucor Corp.	65,047	10,282,630
Olympic Steel, Inc.	2,573	115,348
Piedmont Lithium, Inc.(a)(b)	4,948	49,381
Radius Recycling, Inc., Class A	6,343	96,858
Ramaco Resources, Inc., Class A	11,505	143,237
Reliance, Inc.	15,664	4,473,638
Royal Gold, Inc.	18,198	2,277,662
Ryerson Holding Corp.	9,159	178,601
Southern Copper Corp.	22,731	2,449,038
SSR Mining, Inc.	53,952	243,324
Steel Dynamics, Inc.	41,301	5,348,479
SunCoke Energy, Inc.	26,733	261,983
Tredegar Corp.	11,599	55,559
United States Steel Corp.	60,204	2,275,711
Warrior Met Coal, Inc.	14,788	928,243
Worthington Steel, Inc.	7,929	264,511
		77,333,469
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AFC Gamma, Inc.	6,573	80,191
AGNC Investment Corp.	192,532	1,836,755
Annaly Capital Management, Inc.	133,001	2,534,999
Apollo Commercial Real Estate Finance, Inc.	41,794	409,163
Arbor Realty Trust, Inc.(b)	41,214	591,421
Ares Commercial Real Estate Corp.	11,275	74,979
ARMOUR Residential REIT, Inc.	16,288	315,661
Blackstone Mortgage Trust, Inc., Class A	48,380	842,780
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
BrightSpire Capital, Inc., Class A	41,315	$ 235,496
Chicago Atlantic Real Estate Finance, Inc.	7,583	116,475
Chimera Investment Corp.	20,363	260,646
Claros Mortgage Trust, Inc.	23,867	191,413
Dynex Capital, Inc.	17,834	212,938
Ellington Financial, Inc.	19,399	234,340
Franklin BSP Realty Trust, Inc.	22,333	281,396
Granite Point Mortgage Trust, Inc.	16,276	48,340
Invesco Mortgage Capital, Inc.	8,844	82,868
KKR Real Estate Finance Trust, Inc.	16,226	146,845
Ladder Capital Corp., Class A	28,472	321,449
MFA Financial, Inc.	30,311	322,509
New York Mortgage Trust, Inc.	24,831	145,013
Orchid Island Capital, Inc.	12,107	100,972
PennyMac Mortgage Investment Trust	24,139	331,911
Ready Capital Corp.	39,299	321,466
Redwood Trust, Inc.	32,164	208,744
Rithm Capital Corp.	129,756	1,415,638
Starwood Property Trust, Inc.	77,494	1,467,736
TPG RE Finance Trust, Inc.	15,139	130,801
Two Harbors Investment Corp.	24,426	322,668
		13,585,613
Multi-Utilities — 0.5%
Ameren Corp.	71,083	5,054,712
Avista Corp.	18,176	629,071
Black Hills Corp.	17,856	971,009
CenterPoint Energy, Inc.	173,720	5,381,846
CMS Energy Corp.	78,829	4,692,690
Consolidated Edison, Inc.	94,851	8,481,576
Dominion Energy, Inc.	228,211	11,182,339
DTE Energy Co.	56,725	6,297,042
NiSource, Inc.	121,687	3,505,803
Northwestern Energy Group, Inc.	15,776	790,062
Public Service Enterprise Group, Inc.	135,287	9,970,652
Sempra	172,718	13,136,931
Unitil Corp.	3,481	180,281
WEC Energy Group, Inc.	85,173	6,682,674
		76,956,688
Office REITs — 0.1%
Brandywine Realty Trust	50,202	224,905
BXP, Inc.	42,361	2,607,743
City Office REIT, Inc.	13,127	65,373
COPT Defense Properties	30,259	757,383
Cousins Properties, Inc.	40,462	936,695
Douglas Emmett, Inc.	44,532	592,721
Easterly Government Properties, Inc.	26,490	327,681
Equity Commonwealth(a)	28,393	550,824
Highwoods Properties, Inc.	27,538	723,423
Hudson Pacific Properties, Inc.	40,472	194,670
JBG SMITH Properties	26,821	408,484
Kilroy Realty Corp.	31,552	983,476
NET Lease Office Properties(b)	3,802	93,605
Orion Office REIT, Inc.	14,652	52,601
Paramount Group, Inc.	47,745	221,059
Peakstone Realty Trust, Class E	7,428	78,737
Piedmont Office Realty Trust, Inc., Class A	34,479	249,973
Postal Realty Trust, Inc., Class A	3,922	52,280
SL Green Realty Corp.	16,914	958,009
Vornado Realty Trust	48,114	1,264,917
		11,344,559

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.4%
Amplify Energy Corp.(a)	12,715	$ 86,208
Antero Midstream Corp.	90,467	1,333,484
Antero Resources Corp.(a)	78,335	2,556,071
APA Corp.	100,781	2,966,993
Ardmore Shipping Corp.	13,533	304,898
Berry Corp.	23,366	150,944
California Resources Corp.	19,745	1,050,829
Centrus Energy Corp., Class A(a)(b)	3,300	141,075
Cheniere Energy, Inc.	62,321	10,895,580
Chesapeake Energy Corp.	35,902	2,950,785
Chevron Corp.	467,745	73,164,673
Chord Energy Corp.	16,970	2,845,530
Civitas Resources, Inc.	27,112	1,870,728
Clean Energy Fuels Corp.(a)(b)	42,515	113,515
CNX Resources Corp.(a)	45,279	1,100,280
Comstock Resources, Inc.	22,789	236,550
ConocoPhillips	318,101	36,384,392
CONSOL Energy, Inc.(a)	8,250	841,747
Coterra Energy, Inc.	204,015	5,441,080
Crescent Energy Co., Class A	21,314	252,571
CVR Energy, Inc.	7,659	205,031
Delek U.S. Holdings, Inc.	19,488	482,523
Devon Energy Corp.	170,762	8,094,119
DHT Holdings, Inc.	31,811	368,053
Diamondback Energy, Inc.	48,415	9,692,199
Diversified Energy Co. PLC	12,655	170,716
Dorian LPG Ltd.	9,601	402,858
DT Midstream, Inc.	25,516	1,812,401
Encore Energy Corp.(a)(b)	44,236	174,290
Energy Fuels, Inc.(a)(b)	40,316	244,315
EOG Resources, Inc.	156,178	19,658,125
EQT Corp.	118,908	4,397,218
Equitrans Midstream Corp.	113,600	1,474,528
Evolution Petroleum Corp.	14,283	75,271
Excelerate Energy, Inc., Class A	4,944	91,167
Exxon Mobil Corp.	1,218,403	140,262,553
FLEX LNG Ltd.	7,365	199,150
Golar LNG Ltd.	25,668	804,692
Green Plains, Inc.(a)	9,663	153,255
Gulfport Energy Corp.(a)	2,992	451,792
Hallador Energy Co.(a)	10,277	79,852
Hess Corp.	75,612	11,154,282
HF Sinclair Corp.	43,590	2,325,091
International Seaways, Inc.	10,874	642,980
Kinder Morgan, Inc.	526,089	10,453,388
Kinetik Holdings, Inc., Class A	9,845	407,977
Kosmos Energy Ltd.(a)	126,253	699,442
Magnolia Oil & Gas Corp., Class A	49,117	1,244,625
Marathon Oil Corp.	159,259	4,565,956
Marathon Petroleum Corp.	95,596	16,583,994
Matador Resources Co.	30,512	1,818,515
Murphy Oil Corp.	38,631	1,593,142
New Fortress Energy, Inc., Class A(b)	18,850	414,323
NextDecade Corp.(a)	32,047	254,453
Nordic American Tankers Ltd.	52,375	208,453
Northern Oil & Gas, Inc.	24,804	921,965
Occidental Petroleum Corp.	172,931	10,899,841
ONEOK, Inc.	158,417	12,918,906
Overseas Shipholding Group, Inc., Class A	10,838	91,906
Ovintiv, Inc.	72,770	3,410,730
Par Pacific Holdings, Inc.(a)	16,422	414,656
PBF Energy, Inc., Class A	29,453	1,355,427
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp.	31,039	$ 686,583
Permian Resources Corp., Class A	170,373	2,751,524
PetroCorp Escrow(a)(d)	1,248	—
Phillips 66	115,001	16,234,691
Range Resources Corp.	63,371	2,124,830
REX American Resources Corp.(a)	4,669	212,860
Riley Exploration Permian, Inc.	3,366	95,291
Ring Energy, Inc.(a)(b)	50,833	85,908
Sable Offshore Corp., Class A(a)	13,588	204,771
SandRidge Energy, Inc.	10,156	131,317
Scorpio Tankers, Inc.	13,002	1,056,933
SFL Corp. Ltd.	35,722	495,821
SilverBow Resources, Inc.(a)	7,560	285,995
Sitio Royalties Corp., Class A	19,454	459,309
SM Energy Co.	32,403	1,400,782
Southwestern Energy Co.(a)	300,500	2,022,365
Talos Energy, Inc.(a)	36,452	442,892
Targa Resources Corp.	60,105	7,740,322
Teekay Corp.(a)	22,334	200,336
Teekay Tankers Ltd., Class A	6,511	448,022
Tellurian, Inc.(a)	14,102	9,767
Texas Pacific Land Corp.	5,035	3,697,049
Uranium Energy Corp.(a)(b)	106,793	641,826
VAALCO Energy, Inc.	28,364	177,842
Valero Energy Corp.	88,481	13,870,282
Viper Energy, Inc.	24,776	929,843
Vital Energy, Inc.(a)(b)	7,407	331,982
Vitesse Energy, Inc.	6,470	153,339
W&T Offshore, Inc.	33,689	72,094
Williams Cos., Inc. (The)	330,848	14,061,040
World Kinect Corp.	18,089	466,696
		487,854,405
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)(b)	4,593	222,623
Louisiana-Pacific Corp.	17,088	1,406,855
Sylvamo Corp.	9,529	653,689
		2,283,167
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	33,142	1,338,937
Allegiant Travel Co.	3,727	187,207
American Airlines Group, Inc.(a)(b)	177,279	2,008,571
Blade Air Mobility, Inc., Class A(a)	23,805	82,841
Delta Air Lines, Inc.	173,580	8,234,635
Frontier Group Holdings, Inc.(a)(b)	9,976	49,182
Hawaiian Holdings, Inc.(a)	14,451	179,626
JetBlue Airways Corp.(a)	81,751	497,864
Joby Aviation, Inc.(a)(b)	108,218	551,912
SkyWest, Inc.(a)	11,525	945,857
Southwest Airlines Co.	163,642	4,681,798
Spirit Airlines, Inc.(b)	27,029	98,926
Sun Country Airlines Holdings, Inc.(a)	12,290	154,362
United Airlines Holdings, Inc.(a)	90,284	4,393,219
		23,404,937
Personal Care Products — 0.2%
Beauty Health Co. (The), Class A(a)	24,538	47,113
BellRing Brands, Inc.(a)	36,080	2,061,611
Coty, Inc., Class A(a)	100,421	1,006,219
Edgewell Personal Care Co.	15,380	618,122
elf Beauty, Inc.(a)	14,554	3,066,819
Estee Lauder Cos., Inc. (The), Class A	62,255	6,623,932
Herbalife Ltd.(a)(b)	28,801	299,242

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Personal Care Products (continued)
Inter Parfums, Inc.	5,122	$ 594,306
Kenvue, Inc.	519,673	9,447,655
Medifast, Inc.	3,252	70,959
Nu Skin Enterprises, Inc., Class A	12,058	127,091
Olaplex Holdings, Inc.(a)(b)	35,117	54,080
USANA Health Sciences, Inc.(a)	3,676	166,302
Waldencast PLC, Class A(a)(b)	11,732	42,118
		24,225,569
Pharmaceuticals — 3.5%
Aclaris Therapeutics, Inc.(a)	1,693	1,862
Amneal Pharmaceuticals, Inc., Class A(a)	28,654	181,953
Amphastar Pharmaceuticals, Inc.(a)	10,644	425,760
ANI Pharmaceuticals, Inc.(a)	5,430	345,782
Arvinas, Inc.(a)	14,757	392,831
Atea Pharmaceuticals, Inc.(a)(b)	18,517	61,291
Avadel Pharmaceuticals PLC(a)	24,886	349,897
Axsome Therapeutics, Inc.(a)(b)	10,129	815,385
Bristol-Myers Squibb Co.	550,635	22,867,872
Cassava Sciences, Inc.(a)(b)	10,133	125,143
Catalent, Inc.(a)	48,171	2,708,655
Collegium Pharmaceutical, Inc.(a)(b)	9,216	296,755
Corcept Therapeutics, Inc.(a)(b)	23,376	759,486
CorMedix, Inc.(a)(b)	22,781	98,642
Edgewise Therapeutics, Inc.(a)	20,875	375,959
Elanco Animal Health, Inc.(a)	132,003	1,904,803
Eli Lilly & Co.	230,938	209,086,646
Enliven Therapeutics, Inc.(a)(b)	6,238	145,782
Esperion Therapeutics, Inc.(a)	65,429	145,252
Evolus, Inc.(a)	11,751	127,498
EyePoint Pharmaceuticals, Inc.(a)(b)	11,418	99,337
Fulcrum Therapeutics, Inc.(a)	23,118	143,332
Harmony Biosciences Holdings, Inc.(a)(b)	7,505	226,426
Harrow, Inc.(a)(b)	6,954	145,269
Innoviva, Inc.(a)(b)	18,820	308,648
Intra-Cellular Therapies, Inc.(a)(b)	26,605	1,822,176
Jazz Pharmaceuticals PLC(a)	16,716	1,784,099
Johnson & Johnson	654,902	95,720,476
Ligand Pharmaceuticals, Inc.(a)(b)	3,963	333,922
Liquidia Corp.(a)(b)	8,934	107,208
Longboard Pharmaceuticals, Inc.(a)	5,570	150,557
Merck & Co., Inc.	688,402	85,224,168
Mind Medicine MindMed, Inc.(a)	19,620	141,460
Neumora Therapeutics, Inc.(a)(b)	24,673	242,536
Nuvation Bio, Inc., Class A(a)	47,234	137,923
Ocular Therapeutix, Inc.(a)	27,649	189,119
Omeros Corp.(a)(b)	19,718	80,055
Organon & Co.	69,367	1,435,897
Pacira BioSciences, Inc.(a)	12,007	343,520
Perrigo Co. PLC	37,556	964,438
Pfizer, Inc.	1,539,789	43,083,296
Phathom Pharmaceuticals, Inc.(a)(b)	9,278	95,563
Phibro Animal Health Corp., Class A	3,875	64,984
Pliant Therapeutics, Inc.(a)(b)	15,078	162,089
Prestige Consumer Healthcare, Inc.(a)	13,854	953,848
Revance Therapeutics, Inc.(a)(b)	22,623	58,141
Royalty Pharma PLC, Class A	106,182	2,800,019
Scilex Holding Co. (Acquired 01/13/23, Cost $96,475)(a)(e)	19,104	35,908
scPharmaceuticals, Inc.(a)(b)	11,070	48,155
SIGA Technologies, Inc.	12,313	93,456
Supernus Pharmaceuticals, Inc.(a)(b)	13,312	356,096
Tarsus Pharmaceuticals, Inc.(a)(b)	9,870	268,267
Security	Shares	Value
Pharmaceuticals (continued)
Terns Pharmaceuticals, Inc.(a)	11,432	$ 77,852
Theravance Biopharma, Inc.(a)	15,645	132,670
Third Harmonic Bio, Inc.(a)	10,811	140,543
Ventyx Biosciences, Inc.(a)(b)	12,506	28,889
Viatris, Inc.	325,040	3,455,175
WaVe Life Sciences Ltd.(a)	31,546	157,415
Xeris Biopharma Holdings, Inc.(a)(b)	25,460	57,285
Zoetis, Inc., Class A	124,150	21,522,644
		504,410,115
Professional Services — 0.9%
Alight, Inc., Class A(a)(b)	118,008	870,899
Asure Software, Inc.(a)	3,480	29,232
Automatic Data Processing, Inc.	111,591	26,635,656
Barrett Business Services, Inc.	7,084	232,143
Booz Allen Hamilton Holding Corp., Class A	34,931	5,375,881
Broadridge Financial Solutions, Inc.	31,922	6,288,634
CACI International, Inc., Class A(a)	6,166	2,652,182
CBIZ, Inc.(a)(b)	13,787	1,021,617
Clarivate PLC(a)(b)	125,093	711,779
Concentrix Corp.	11,356	718,608
Conduent, Inc.(a)	41,809	136,297
CRA International, Inc.	1,763	303,624
CSG Systems International, Inc.	7,991	328,989
Dayforce, Inc.(a)(b)	39,735	1,970,856
Dun & Bradstreet Holdings, Inc.	84,418	781,711
Equifax, Inc.	33,435	8,106,650
ExlService Holdings, Inc.(a)	44,321	1,389,906
Exponent, Inc.	13,619	1,295,439
First Advantage Corp.	15,304	245,935
Forrester Research, Inc.(a)	3,691	63,042
Franklin Covey Co.(a)(b)	4,448	169,024
FTI Consulting, Inc.(a)	9,541	2,056,372
Genpact Ltd.	47,918	1,542,480
Heidrick & Struggles International, Inc.	4,530	143,057
Huron Consulting Group, Inc.(a)	4,766	469,451
ICF International, Inc.	4,930	731,908
Innodata, Inc.(a)(b)	8,658	128,398
Insperity, Inc.	9,556	871,603
Jacobs Solutions, Inc.	33,953	4,743,574
KBR, Inc.	37,012	2,373,950
Kelly Services, Inc., Class A, NVS	10,248	219,410
Kforce, Inc.	5,143	319,535
Korn Ferry	14,386	965,876
Legalzoom.com, Inc.(a)	36,599	307,066
Leidos Holdings, Inc.	37,483	5,468,020
ManpowerGroup, Inc.	14,126	985,995
Maximus, Inc.	16,694	1,430,676
NV5 Global, Inc.(a)	3,742	347,894
Parsons Corp.(a)(b)	11,027	902,119
Paychex, Inc.	87,259	10,345,427
Paycom Software, Inc.	14,157	2,025,017
Paycor HCM, Inc.(a)(b)	17,281	219,469
Paylocity Holding Corp.(a)(b)	11,308	1,490,960
Planet Labs PBC, Class A(a)(b)	45,541	84,706
Resources Connection, Inc.	10,883	120,148
Robert Half, Inc.	28,788	1,841,856
Science Applications International Corp.	14,829	1,743,149
SS&C Technologies Holdings, Inc.	59,899	3,753,870
Sterling Check Corp.(a)(b)	6,024	89,155
TransUnion	52,765	3,913,052
TriNet Group, Inc.	8,634	863,400
TrueBlue, Inc.(a)	10,152	104,566

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
TTEC Holdings, Inc.	4,736	$ 27,848
Upwork, Inc.(a)(b)	30,911	332,293
Verisk Analytics, Inc.	38,988	10,509,215
Verra Mobility Corp., Class A(a)	44,836	1,219,539
Willdan Group, Inc.(a)	5,783	166,839
WNS Holdings Ltd.(a)	12,482	655,305
		122,841,302
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	32,032	106,026
CBRE Group, Inc., Class A(a)	82,122	7,317,891
Compass, Inc., Class A(a)	76,076	273,874
CoStar Group, Inc.(a)	110,026	8,157,328
Cushman & Wakefield PLC(a)(b)	40,265	418,756
DigitalBridge Group, Inc., Class A	42,586	583,428
eXp World Holdings, Inc.(b)	16,489	186,078
Forestar Group, Inc.(a)	6,699	214,301
FRP Holdings, Inc.(a)	5,126	146,194
Howard Hughes Holdings, Inc.(a)(b)	9,837	637,634
Jones Lang LaSalle, Inc.(a)	12,923	2,652,834
Kennedy-Wilson Holdings, Inc.	32,208	313,062
Marcus & Millichap, Inc.	5,977	188,395
Newmark Group, Inc., Class A	42,325	432,985
Opendoor Technologies, Inc.(a)(b)	149,269	274,655
Redfin Corp.(a)(b)	27,481	165,161
REX Holdings, Inc., Class A	5,528	44,777
RMR Group, Inc. (The), Class A	4,209	95,123
St. Joe Co. (The)	8,548	467,576
Star Holdings(a)	2,456	29,619
Tejon Ranch Co.(a)	8,573	146,255
Zillow Group, Inc., Class A(a)	12,759	574,665
Zillow Group, Inc., Class C, NVS(a)(b)	42,882	1,989,296
		25,415,913
Residential REITs — 0.4%
American Homes 4 Rent, Class A	89,708	3,333,549
Apartment Investment & Management Co., Class A(a)	40,942	339,409
AvalonBay Communities, Inc.	38,661	7,998,574
Camden Property Trust	28,111	3,067,191
Centerspace	4,737	320,363
Elme Communities	23,992	382,193
Equity LifeStyle Properties, Inc.	49,995	3,256,174
Equity Residential	101,427	7,032,948
Essex Property Trust, Inc.	17,497	4,762,684
Independence Realty Trust, Inc.	58,848	1,102,812
Invitation Homes, Inc.	165,971	5,956,699
Mid-America Apartment Communities, Inc.	31,561	4,500,914
NexPoint Residential Trust, Inc.	6,306	249,150
Sun Communities, Inc.	33,665	4,051,246
UDR, Inc.	89,644	3,688,851
UMH Properties, Inc.	15,801	252,658
Veris Residential, Inc.	24,558	368,370
		50,663,785
Retail REITs — 0.3%
Acadia Realty Trust	25,493	456,834
Agree Realty Corp.	27,432	1,699,138
Alexander’s, Inc.	570	128,170
Brixmor Property Group, Inc.	81,498	1,881,789
CBL & Associates Properties, Inc.	9,120	213,226
Federal Realty Investment Trust	21,506	2,171,461
Getty Realty Corp.	12,039	320,960
InvenTrust Properties Corp.	18,821	466,008
Security	Shares	Value
Retail REITs (continued)
Kimco Realty Corp.	176,047	$ 3,425,875
Kite Realty Group Trust	56,258	1,259,054
Macerich Co. (The)	59,113	912,705
NETSTREIT Corp.	16,218	261,110
NNN REIT, Inc.	49,536	2,110,234
Phillips Edison & Co., Inc.	34,141	1,116,752
Realty Income Corp.	233,886	12,353,858
Regency Centers Corp.	49,002	3,047,924
Retail Opportunity Investments Corp.	29,504	366,735
Saul Centers, Inc.	3,254	119,650
Simon Property Group, Inc.	88,445	13,425,951
SITE Centers Corp.	48,931	709,499
Tanger, Inc.	29,416	797,468
Urban Edge Properties	30,714	567,287
Whitestone REIT	16,000	212,960
		48,024,648
Semiconductors & Semiconductor Equipment — 10.6%
ACM Research, Inc., Class A(a)(b)	16,246	374,633
Advanced Micro Devices, Inc.(a)	436,812	70,855,274
Aehr Test Systems(a)(b)	6,896	77,028
Allegro MicroSystems, Inc.(a)	19,565	552,516
Alpha & Omega Semiconductor Ltd.(a)	6,480	242,158
Ambarella, Inc.(a)	9,403	507,292
Amkor Technology, Inc.	29,476	1,179,630
Analog Devices, Inc.	134,511	30,703,481
Applied Materials, Inc.	225,861	53,300,937
Astera Labs, Inc.(a)	5,977	361,668
Axcelis Technologies, Inc.(a)	8,976	1,276,297
Broadcom, Inc.	123,449	198,201,073
CEVA, Inc.(a)	5,747	110,860
Cirrus Logic, Inc.(a)(b)	14,565	1,859,368
Cohu, Inc.(a)	11,270	373,037
Credo Technology Group Holding Ltd.(a)	34,274	1,094,712
Diodes, Inc.(a)(b)	12,324	886,465
Enphase Energy, Inc.(a)	36,517	3,641,110
Entegris, Inc.	40,508	5,484,783
First Solar, Inc.(a)	28,881	6,511,510
FormFactor, Inc.(a)	20,725	1,254,484
GLOBALFOUNDRIES, Inc.(a)(b)	26,676	1,348,739
Ichor Holdings Ltd.(a)	7,437	286,696
Impinj, Inc.(a)(b)	6,902	1,082,027
indie Semiconductor, Inc., Class A(a)(b)	33,300	205,461
Intel Corp.	1,156,860	35,827,954
KLA Corp.	36,564	30,147,384
Kulicke & Soffa Industries, Inc.	15,318	753,492
Lam Research Corp.	35,457	37,756,386
Lattice Semiconductor Corp.(a)	37,141	2,153,807
MACOM Technology Solutions Holdings, Inc.(a)	14,846	1,654,884
Marvell Technology, Inc.	233,237	16,303,266
MaxLinear, Inc.(a)	19,051	383,687
Microchip Technology, Inc.	144,924	13,260,546
Micron Technology, Inc.	299,255	39,361,010
MKS Instruments, Inc.	17,869	2,333,334
Monolithic Power Systems, Inc.	12,744	10,471,490
Navitas Semiconductor Corp.(a)	27,243	107,065
NVE Corp.	1,265	94,483
NVIDIA Corp.	6,456,680	797,658,247
ON Semiconductor Corp.(a)	116,984	8,019,253
Onto Innovation, Inc.(a)	13,614	2,989,090
PDF Solutions, Inc.(a)	7,662	278,744
Photronics, Inc.(a)(b)	16,497	406,981
Power Integrations, Inc.	15,878	1,114,477

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc.(a)	26,527	$ 3,078,193
QUALCOMM, Inc.	303,167	60,384,803
Rambus, Inc.(a)	29,710	1,745,760
Semtech Corp.(a)(b)	17,297	516,834
Silicon Laboratories, Inc.(a)(b)	8,496	939,912
SiTime Corp.(a)	4,372	543,789
Skyworks Solutions, Inc.	44,038	4,693,570
SMART Global Holdings, Inc.(a)	14,337	327,887
Synaptics, Inc.(a)	10,414	918,515
Teradyne, Inc.	41,526	6,157,891
Texas Instruments, Inc.	247,370	48,120,886
Ultra Clean Holdings, Inc.(a)	11,684	572,516
Universal Display Corp.	12,820	2,695,405
Veeco Instruments, Inc.(a)	15,435	720,969
Wolfspeed, Inc.(a)	33,140	754,266
		1,515,018,015
Software — 10.7%
8x8, Inc.(a)	28,548	63,377
A10 Networks, Inc.	15,148	209,800
ACI Worldwide, Inc.(a)	27,995	1,108,322
Adeia, Inc.	28,470	318,437
Adobe, Inc.(a)	121,615	67,561,997
Agilysys, Inc.(a)	5,067	527,677
Alarm.com Holdings, Inc.(a)	12,395	787,578
Alkami Technology, Inc.(a)(b)	12,800	364,544
Altair Engineering, Inc., Class A(a)	15,668	1,536,717
American Software, Inc., Class A	8,953	81,741
Amplitude, Inc., Class A(a)(b)	17,485	155,617
ANSYS, Inc.(a)	23,586	7,582,899
Appfolio, Inc., Class A(a)	6,138	1,501,171
Appian Corp., Class A(a)	10,466	322,981
AppLovin Corp., Class A(a)	71,170	5,922,767
Asana, Inc., Class A(a)(b)	20,004	279,856
Aspen Technology, Inc.(a)(b)	7,773	1,543,951
Atlassian Corp., Class A(a)	42,220	7,467,874
Aurora Innovation, Inc., Class A(a)(b)	226,418	627,178
Autodesk, Inc.(a)	58,465	14,467,164
AvePoint, Inc., Class A(a)	39,857	415,310
Bentley Systems, Inc., Class B(b)	38,019	1,876,618
BILL Holdings, Inc.(a)	27,371	1,440,262
Bit Digital, Inc.(a)	25,833	82,149
Blackbaud, Inc.(a)	11,465	873,289
BlackLine, Inc.(a)	15,112	732,176
Blend Labs, Inc., Class A(a)	62,170	146,721
Box, Inc., Class A(a)	38,017	1,005,170
Braze, Inc., Class A(a)	14,066	546,323
C3.ai, Inc., Class A(a)(b)	21,967	636,164
Cadence Design Systems, Inc.(a)	73,781	22,706,103
CCC Intelligent Solutions Holdings, Inc.(a)	114,145	1,268,151
Cerence, Inc.(a)(b)	10,087	28,546
Cipher Mining, Inc.(a)	46,488	192,925
Cleanspark, Inc.(a)(b)	62,100	990,495
Clear Secure, Inc., Class A	22,266	416,597
Clearwater Analytics Holdings, Inc., Class A(a)	37,701	698,223
CommVault Systems, Inc.(a)	12,569	1,528,013
Confluent, Inc., Class A(a)	65,582	1,936,636
Consensus Cloud Solutions, Inc.(a)	5,762	98,991
Crowdstrike Holdings, Inc., Class A(a)	59,212	22,689,446
CS Disco, Inc.(a)(b)	9,866	58,801
Daily Journal Corp.(a)	396	156,214
Datadog, Inc., Class A(a)	81,116	10,519,934
Digimarc Corp.(a)(b)	5,386	167,020
Security	Shares	Value
Software (continued)
Digital Turbine, Inc.(a)(b)	22,974	$ 38,137
DocuSign, Inc.(a)	56,252	3,009,482
Dolby Laboratories, Inc., Class A	15,746	1,247,556
Domo, Inc., Class B(a)	7,011	54,125
DoubleVerify Holdings, Inc.(a)	37,543	730,962
Dropbox, Inc., Class A(a)	71,164	1,599,055
Dynatrace, Inc.(a)	70,405	3,149,920
E2open Parent Holdings, Inc., Class A(a)(b)	54,712	245,657
Elastic NV(a)	21,615	2,462,165
Enfusion, Inc., Class A(a)	8,195	69,821
Envestnet, Inc.(a)	14,382	900,169
Everbridge, Inc.(a)	9,791	342,587
EverCommerce, Inc.(a)(b)	11,519	126,479
Fair Isaac Corp.(a)	6,594	9,816,224
Five9, Inc.(a)(b)	19,697	868,638
Fortinet, Inc.(a)	171,283	10,323,226
Freshworks, Inc., Class A(a)	54,895	696,618
Gen Digital, Inc.	148,700	3,714,526
Gitlab, Inc., Class A(a)(b)	32,145	1,598,249
Guidewire Software, Inc.(a)(b)	22,165	3,056,332
HashiCorp, Inc., Class A(a)	25,008	842,520
HubSpot, Inc.(a)	13,260	7,820,615
Hut 8 Corp.(a)	21,594	323,694
Informatica, Inc., Class A(a)(b)	18,349	566,617
Instructure Holdings, Inc.(a)(b)	5,296	123,979
Intapp, Inc.(a)(b)	11,273	413,381
InterDigital, Inc.	7,695	896,929
Intuit, Inc.	74,128	48,717,663
Jamf Holding Corp.(a)	18,256	301,224
LiveRamp Holdings, Inc.(a)	16,931	523,845
Manhattan Associates, Inc.(a)	16,766	4,135,837
Marathon Digital Holdings, Inc.(a)(b)	73,625	1,461,456
Matterport, Inc., Class A(a)	66,367	296,661
MeridianLink, Inc.(a)(b)	6,147	131,300
Microsoft Corp.	2,019,060	902,418,867
MicroStrategy, Inc., Class A(a)(b)	4,249	5,852,913
Mitek Systems, Inc.(a)(b)	11,131	124,445
N-able, Inc.(a)	18,245	277,871
nCino, Inc.(a)(b)	20,692	650,763
NCR Voyix Corp.(a)	34,224	422,666
NextNav, Inc.(a)(b)	23,272	188,736
Nutanix, Inc., Class A(a)	66,144	3,760,286
Olo, Inc., Class A(a)	27,153	120,016
ON24, Inc.(a)	15,383	92,452
OneSpan, Inc.(a)	11,161	143,084
Ooma, Inc.(a)	7,219	71,685
Oracle Corp.	426,420	60,210,504
Pagaya Technologies Ltd., Class A(a)	11,644	148,577
PagerDuty, Inc.(a)(b)	27,096	621,311
Palantir Technologies, Inc., Class A(a)	545,998	13,830,129
Palo Alto Networks, Inc.(a)	83,306	28,241,567
Pegasystems, Inc.	11,147	674,728
PowerSchool Holdings, Inc., Class A(a)(b)	16,601	371,696
Procore Technologies, Inc.(a)(b)	28,564	1,894,079
Progress Software Corp.	11,927	647,159
PROS Holdings, Inc.(a)(b)	11,972	342,998
PTC, Inc.(a)	32,122	5,835,604
Q2 Holdings, Inc.(a)(b)	15,022	906,277
Qualys, Inc.(a)	10,151	1,447,533
Rapid7, Inc.(a)	15,420	666,607
Rimini Street, Inc.(a)	25,640	78,715
RingCentral, Inc., Class A(a)	24,802	699,416

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Riot Platforms, Inc.(a)(b)	73,084	$ 667,988
Roper Technologies, Inc.	28,932	16,307,811
Salesforce, Inc.	254,556	65,446,348
Sapiens International Corp. NV	6,990	237,171
SEMrush Holdings, Inc., Class A(a)	12,383	165,808
SentinelOne, Inc., Class A(a)	67,181	1,414,160
ServiceNow, Inc.(a)	55,741	43,849,772
Smartsheet, Inc., Class A(a)	34,988	1,542,271
SolarWinds Corp.	12,489	150,492
SoundHound AI, Inc., Class A(a)(b)	76,419	301,855
SoundThinking, Inc.(a)(b)	2,922	35,590
Sprinklr, Inc., Class A(a)(b)	31,241	300,538
Sprout Social, Inc., Class A(a)(b)	13,892	495,667
SPS Commerce, Inc.(a)	9,978	1,877,461
Synopsys, Inc.(a)	41,351	24,606,326
Tenable Holdings, Inc.(a)	31,832	1,387,239
Teradata Corp.(a)	26,712	923,167
Terawulf, Inc.(a)(b)	68,206	303,517
Tyler Technologies, Inc.(a)	11,229	5,645,717
UiPath, Inc., Class A(a)(b)	101,509	1,287,134
Unity Software, Inc.(a)(b)	77,765	1,264,459
Varonis Systems, Inc.(a)(b)	30,689	1,472,151
Verint Systems, Inc.(a)	18,054	581,339
Vertex, Inc., Class A(a)	14,613	526,799
Weave Communications, Inc.(a)	13,623	122,879
Workday, Inc., Class A(a)	57,440	12,841,286
Workiva, Inc., Class A(a)(b)	13,266	968,285
Xperi, Inc.(a)(b)	12,599	103,438
Yext, Inc.(a)	25,926	138,704
Zeta Global Holdings Corp., Class A(a)	42,452	749,278
Zoom Video Communications, Inc., Class A(a)	69,703	4,125,721
Zscaler, Inc.(a)	24,093	4,630,434
Zuora, Inc., Class A(a)	43,353	430,495
		1,519,889,558
Specialized REITs — 0.9%
American Tower Corp.	127,067	24,699,283
Crown Castle, Inc.	117,765	11,505,640
CubeSmart	59,649	2,694,345
Digital Realty Trust, Inc.	87,639	13,325,510
EPR Properties	21,000	881,580
Equinix, Inc.	25,734	19,470,344
Extra Space Storage, Inc.	57,170	8,884,790
Farmland Partners, Inc.	10,407	119,993
Four Corners Property Trust, Inc.	22,565	556,679
Gaming & Leisure Properties, Inc.	69,260	3,131,245
Gladstone Land Corp.	9,404	128,741
Iron Mountain, Inc.	78,410	7,027,104
Lamar Advertising Co., Class A	23,676	2,829,992
National Storage Affiliates Trust	22,896	943,773
Outfront Media, Inc.	39,604	566,337
PotlatchDeltic Corp.	21,999	866,541
Public Storage	42,743	12,295,024
Rayonier, Inc.	38,363	1,115,980
Safehold, Inc.	14,718	283,910
SBA Communications Corp., Class A	29,540	5,798,702
Uniti Group, Inc.	62,611	182,824
VICI Properties, Inc.	281,616	8,065,482
Weyerhaeuser Co.	199,150	5,653,869
		131,027,688
Specialty Retail — 2.0%
1-800-Flowers.com, Inc., Class A(a)	10,896	103,730
Aaron’s Co., Inc. (The)	10,002	99,820
Security	Shares	Value
Specialty Retail (continued)
Abercrombie & Fitch Co., Class A(a)	12,989	$ 2,309,964
Academy Sports & Outdoors, Inc.	20,460	1,089,495
Advance Auto Parts, Inc.	15,830	1,002,514
American Eagle Outfitters, Inc.	49,330	984,627
America’s Car-Mart, Inc.(a)(b)	1,984	119,457
Arhaus, Inc., Class A	13,796	233,704
Arko Corp., Class A	21,170	132,736
Asbury Automotive Group, Inc.(a)(b)	5,504	1,254,196
AutoNation, Inc.(a)(b)	6,993	1,114,544
AutoZone, Inc.(a)	4,707	13,952,019
Bath & Body Works, Inc.	62,210	2,429,301
Best Buy Co., Inc.	58,487	4,929,869
Beyond, Inc.(a)(b)	11,740	153,559
Boot Barn Holdings, Inc.(a)	8,308	1,071,150
Buckle, Inc. (The)	6,899	254,849
Build-A-Bear Workshop, Inc.	4,337	109,596
Burlington Stores, Inc.(a)	17,306	4,153,440
Caleres, Inc.	10,858	364,829
Camping World Holdings, Inc., Class A	11,083	197,942
CarMax, Inc.(a)(b)	43,519	3,191,683
CarParts.com, Inc.(a)	1,999	1,999
Carvana Co., Class A(a)(b)	27,890	3,590,001
Designer Brands, Inc., Class A	18,002	122,954
Destination XL Group, Inc.(a)	15,553	56,613
Dick’s Sporting Goods, Inc.	15,370	3,302,244
EVgo, Inc., Class A(a)(b)	21,040	51,548
Five Below, Inc.(a)	14,857	1,618,967
Floor & Decor Holdings, Inc., Class A(a)(b)	28,293	2,812,607
Foot Locker, Inc.	21,145	526,933
GameStop Corp., Class A(a)(b)	72,352	1,786,371
Gap, Inc. (The)	54,096	1,292,353
Genesco, Inc.(a)(b)	3,252	84,097
Group 1 Automotive, Inc.	3,802	1,130,259
GrowGeneration Corp.(a)(b)	28,518	61,314
Haverty Furniture Cos., Inc.	4,662	117,902
Hibbett, Inc.	2,642	230,409
Home Depot, Inc. (The)	269,286	92,699,013
Leslie’s, Inc.(a)	42,496	178,058
Lithia Motors, Inc., Class A	7,169	1,809,814
Lowe’s Cos., Inc.	155,440	34,268,302
MarineMax, Inc.(a)	5,508	178,294
Monro, Inc.	8,548	203,955
Murphy U.S.A., Inc.	5,304	2,490,016
National Vision Holdings, Inc.(a)	21,000	274,890
ODP Corp. (The)(a)	9,157	359,595
OneWater Marine, Inc., Class A(a)	3,434	94,675
O’Reilly Automotive, Inc.(a)	15,896	16,787,130
Penske Automotive Group, Inc.	5,412	806,496
Petco Health & Wellness Co., Inc.(a)(b)	23,794	89,941
Revolve Group, Inc., Class A(a)(b)	9,889	157,334
RH(a)	4,241	1,036,670
Ross Stores, Inc.	90,180	13,104,958
Sally Beauty Holdings, Inc.(a)	28,200	302,586
Shoe Carnival, Inc.	5,621	207,359
Signet Jewelers Ltd.	11,935	1,069,137
Sleep Number Corp.(a)	5,872	56,195
Sonic Automotive, Inc., Class A	3,395	184,926
Stitch Fix, Inc., Class A(a)	26,708	110,838
ThredUp, Inc., Class A(a)	29,958	50,929
TJX Cos., Inc. (The)	307,616	33,868,522
Tractor Supply Co.	29,405	7,939,350
Ulta Beauty, Inc.(a)	13,271	5,120,881

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Upbound Group, Inc.	16,634	$ 510,664
Urban Outfitters, Inc.(a)	19,132	785,369
Valvoline, Inc.(a)	34,631	1,496,059
Victoria’s Secret & Co.(a)	21,546	380,718
Warby Parker, Inc., Class A(a)(b)	26,279	422,041
Wayfair, Inc., Class A(a)(b)	25,045	1,320,623
Williams-Sonoma, Inc.	17,113	4,832,198
Winmark Corp.	789	278,225
Zumiez, Inc.(a)	5,492	106,984
		279,622,340
Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	3,946,643	831,241,949
Corsair Gaming, Inc.(a)	10,379	114,584
Dell Technologies, Inc., Class C	67,224	9,270,862
Diebold Nixdorf, Inc.(a)	6,806	261,895
Eastman Kodak Co.(a)	20,361	109,542
Hewlett Packard Enterprise Co.	350,548	7,421,101
HP, Inc.	265,405	9,294,483
Immersion Corp.	5,105	48,038
IonQ, Inc.(a)(b)	46,255	325,173
NetApp, Inc.	56,182	7,236,242
Pure Storage, Inc., Class A(a)	79,131	5,081,001
Super Micro Computer, Inc.(a)(b)	13,444	11,015,341
Turtle Beach Corp.(a)	8,592	123,209
Western Digital Corp.(a)	89,041	6,746,637
Xerox Holdings Corp.	34,120	396,474
		888,686,531
Textiles, Apparel & Luxury Goods — 0.4%
Amer Sports, Inc.(a)	32,862	413,075
Birkenstock Holding PLC(a)	8,102	440,830
Capri Holdings Ltd.(a)	30,921	1,022,867
Carter’s, Inc.	9,987	618,894
Columbia Sportswear Co.	10,173	804,481
Crocs, Inc.(a)	16,588	2,420,853
Deckers Outdoor Corp.(a)	6,918	6,696,278
Figs, Inc., Class A(a)(b)	38,559	205,519
G-III Apparel Group Ltd.(a)(b)	11,420	309,139
Hanesbrands, Inc.(a)	96,683	476,647
Kontoor Brands, Inc.	14,377	951,039
Lululemon Athletica, Inc.(a)(b)	32,753	9,783,321
Movado Group, Inc.	4,425	110,006
NIKE, Inc., Class B	326,531	24,610,641
Oxford Industries, Inc.	4,671	467,801
PVH Corp.(b)	16,411	1,737,433
Ralph Lauren Corp., Class A	11,129	1,948,243
Skechers U.S.A., Inc., Class A(a)	35,451	2,450,373
Steven Madden Ltd.	19,593	828,784
Tapestry, Inc.	63,975	2,737,490
Under Armour, Inc., Class A(a)(b)	51,058	340,557
Under Armour, Inc., Class C, NVS(a)(b)	51,961	339,305
VF Corp.	93,963	1,268,501
Wolverine World Wide, Inc.	22,952	310,311
		61,292,388
Tobacco — 0.5%
Altria Group, Inc.	466,565	21,252,036
Philip Morris International, Inc.	423,019	42,864,515
Turning Point Brands, Inc.	6,202	199,022
Universal Corp.	6,755	325,524
Vector Group Ltd.	41,842	442,270
		65,083,367
Security	Shares	Value
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	28,822	$ 1,369,910
Alta Equipment Group, Inc., Class A	9,092	73,100
Applied Industrial Technologies, Inc.	10,750	2,085,500
Beacon Roofing Supply, Inc.(a)	17,501	1,583,840
BlueLinx Holdings, Inc.(a)	2,328	216,714
Boise Cascade Co.	11,128	1,326,680
Core & Main, Inc., Class A(a)(b)	47,311	2,315,400
Custom Truck One Source, Inc.(a)(b)	17,494	76,099
Distribution Solutions Group, Inc.(a)(b)	4,047	121,410
DNOW, Inc.(a)	28,107	385,909
DXP Enterprises, Inc.(a)(b)	2,880	132,019
Fastenal Co.	154,681	9,720,154
Ferguson PLC	54,898	10,630,998
FTAI Aviation Ltd.	26,602	2,746,124
GATX Corp.	9,173	1,214,138
Global Industrial Co.	4,019	126,036
GMS, Inc.(a)	11,339	914,037
H&E Equipment Services, Inc.	8,273	365,418
Herc Holdings, Inc.	7,549	1,006,206
Hudson Technologies, Inc.(a)	11,513	101,199
McGrath RentCorp	6,252	666,151
MRC Global, Inc.(a)	23,716	306,174
MSC Industrial Direct Co., Inc., Class A	12,550	995,341
Rush Enterprises, Inc., Class A	15,728	658,531
Rush Enterprises, Inc., Class B	3,416	134,044
SiteOne Landscape Supply, Inc.(a)(b)	12,427	1,508,762
Titan Machinery, Inc.(a)	5,807	92,331
Transcat, Inc.(a)(b)	2,657	317,990
United Rentals, Inc.	18,030	11,660,542
Watsco, Inc.	9,382	4,346,118
WESCO International, Inc.	11,834	1,875,926
WW Grainger, Inc.	11,809	10,654,552
Xometry, Inc., Class A(a)	9,620	111,207
		69,838,560
Water Utilities — 0.1%
American States Water Co.	10,362	751,970
American Water Works Co., Inc.	52,975	6,842,251
California Water Service Group	15,750	763,717
Consolidated Water Co. Ltd.	4,788	127,074
Essential Utilities, Inc.	69,142	2,581,071
Middlesex Water Co.	5,211	272,327
SJW Group	7,790	422,374
York Water Co. (The)	3,355	124,437
		11,885,221
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	17,706	170,332
Spok Holdings, Inc.	7,779	115,207
Telephone & Data Systems, Inc.	28,023	580,917
T-Mobile U.S., Inc.	131,351	23,141,419
		24,007,875
Total Common Stocks — 99.8% (Cost: $9,355,424,588)		14,242,950,461
Rights
Biotechnology — 0.0%
Aduro Biotech CVR(a)(d)	4,039	1,898
Chinook Therapeutics, Inc., CVR(a)(d)	16,679	10,508

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
GTX, Inc., Contingent Rights(a)(b)(d)	684	$ 701
Inhibrx, Inc., CVR(a)	7,685	8,300
		21,407
Total Rights — 0.0% (Cost: $1,402)		21,407
Warrants(a)
Chemicals — 0.0%
Danimer Scientific, Inc. (Issued/Exercisable 05/03/24, 1.5 Share for 1 Warrant, Expires 07/15/25, Strike Price USD 5.00)(d)	9,220	—
Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. (Issued/Exercisable 09/01/20, 0.58 Share for 1 Warrant, Expires 09/01/25, Strike Price USD 83.45)	204	4,804
Chord Energy Corp., Class A (Issued/Exercisable 09/01/20, 0.58 Share for 1 Warrant, Expires 09/01/24, Strike Price USD 73.44)	409	13,121
		17,925
Total Warrants — 0.0% (Cost: $68,578)		17,925
Total Long-Term Investments — 99.8% (Cost: $9,355,494,568)		14,242,989,793
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(f)(g)	239,081,132	$ 239,176,765
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(f)	31,057,202	31,057,202
Total Short-Term Securities — 1.9% (Cost: $270,092,506)		270,233,967
Total Investments — 101.7% (Cost: $9,625,587,074)		14,513,223,760
Liabilities in Excess of Other Assets — (1.7)%		(245,172,576)
Net Assets — 100.0%		$ 14,268,051,184
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $35,908, representing 0.0% of its net assets as of period end, and an original cost of $96,475.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 223,915,337	$ 15,272,426(a)	$ —	$ 33,638	$ (44,636)	$ 239,176,765	239,081,132	$ 292,578(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	18,894,297	12,162,905(a)	—	—	—	31,057,202	31,057,202	313,770	—
BlackRock, Inc.	33,310,484	784,654	(694,153)	105,170	(1,951,944)	31,554,211	40,078	204,668	—
				$ 138,808	$ (1,996,580)	$ 301,788,178		$ 811,016	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell 3000 ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	26	09/20/24	$ 2,685	$ 11,241
S&P 500 E-Mini Index	81	09/20/24	22,362	75,466
				$ 86,707
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 14,242,883,121	$ 67,340	$ —	$ 14,242,950,461
Rights	—	8,300	13,107	21,407
Warrants	17,925	—	—	17,925
Short-Term Securities
Money Market Funds	270,233,967	—	—	270,233,967
	$ 14,513,135,013	$ 75,640	$ 13,107	$ 14,513,223,760
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 86,707	$ —	$ —	$ 86,707
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust